THE GABELLI WESTWOOD FUNDS
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

INTRODUCTION .................................      2


INVESTMENT AND PERFORMANCE SUMMARY ...........   2-22

INVESTMENT AND RISK INFORMATION ..............  23-25

MANAGEMENT OF THE FUNDS ......................  24-25
PURCHASE OF SHARES ...........................     26
REDEMPTION OF SHARES .........................     27
EXCHANGE OF SHARES ...........................     28
PRICING OF FUND SHARES .......................     29
DIVIDENDS AND DISTRIBUTIONS ..................     29
TAX INFORMATION ..............................  29-30
MAILINGS TO SHAREHOLDERS .....................     30

FINANCIAL HIGHLIGHTS .........................  31-33



THE
GABELLI
WESTWOOD
FUNDS

GABELLI WESTWOOD EQUITY FUND
GABELLI WESTWOOD BALANCED FUND
GABELLI WESTWOOD SMALLCAP EQUITY FUND
GABELLI WESTWOOD MIGHTY MITESSM FUND
GABELLI WESTWOOD REALTY FUND
GABELLI WESTWOOD INTERMEDIATE BOND FUND

CLASS AAA SHARES


PROSPECTUS
FEBRUARY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                  INTRODUCTION

The Gabelli Westwood Funds (the "Trust") consists of the following six separate investment portfolios (the "Funds"):

      o  Gabelli Westwood Equity Fund (the "Equity Fund")

      o  Gabelli Westwood Balanced Fund (the "Balanced Fund")

      o  Gabelli Westwood SmallCap Equity Fund (the "SmallCap Equity Fund")

      o  Gabelli Westwood Mighty MitesSM Fund (the "Mighty Mites Fund")

      o  Gabelli Westwood Realty Fund (the "Realty Fund")

      o  Gabelli Westwood Intermediate Bond Fund (the "Intermediate Bond Fund")

This Prospectus describes Class AAA Shares of each of the Funds. Each Fund is advised by Gabelli Advisers, Inc. (the "Adviser") and each Fund, other than the Mighty Mites Fund, is sub-advised by Westwood Management Corporation (the "Sub-Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

                          GABELLI WESTWOOD EQUITY FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Equity Fund seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

PRINCIPAL  INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks and securities which may be converted into common stocks. The Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, the Sub-Adviser maintains a list of securities which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser's forecast for growth rates and earning estimates exceeds Wall Street expectations, the issuer of the security has a positive earnings surprise or the Adviser's forecasted price/earnings ratio is less than the forecasted growth rate. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, the projected price/earnings ratio exceeds the three-year growth rate and/or the price of the stocks declines 15% in the first 90 days held. The Fund's risk characteristics, such as beta (a measure of volatility), are generally less than those of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"), the Fund's benchmark.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


YOU MAY WANT TO INVEST IN THE FUND IF:
      o  you are a long-term investor
      o  you seek growth of capital
      o you seek a fund with a growth orientation as part of your overall investment plan

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you are seeking a high level of current income
      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital


PERFORMANCE:


The bar chart and table shown that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class AAA Shares performance from year to year, and by showing how the Fund's average annual returns for Class AAA Shares for one year, five years and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


        GABELLI WESTWOOD EQUITY FUND (FOR THE PERIODS ENDED DECEMBER 31)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                    1993    17.2%
                                    1994     2.3%
                                    1995    36.9%
                                    1996    26.8%
                                    1997    29.6%
                                    1998    13.1%
                                    1999    14.6%
                                    2000    12.0%
                                    2001   -9.48%
                                    2002  -18.22%

During the periods shown in the bar chart, the highest return for a quarter was 15.53% (quarter ended June 30, 1997) and the lowest return for a quarter was (18.47)% (quarter ended September 30, 2002).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                PAST           PAST          PAST
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)       ONE YEAR      FIVE YEARS     TEN YEARS
     -----------------------------------------       --------      ----------     ---------
The Gabelli Westwood Equity Fund
  Class AAA Shares
     Return Before Taxes .........................    (18.22)%         1.45%        11.22%
     Return After Taxes on Distributions .........    (18.57)%        (0.36)%        7.26%
     Return After Taxes on Distributions
       and Sale of Fund Shares ...................    (13.06)%         1.12%         8.06%
S&P(R)500 Index+ .................................    (22.09)%        (0.58)%        9.34%
------------------------

+ The S&P(R) 500 Index is a widely recognized, unmanaged index of common stock prices. The performance of the index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

Management Fees .......................................................    1.00%
  Distribution (Rule 12b-1) Expenses ..................................    0.25%
  Other Expenses ......................................................    0.21%
                                                                           ----
Total Annual Fund Operating Expenses ..................................    1.46%
                                                                           ====
EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR              3 YEARS           5 YEARS          10 YEARS
     ---------           ---------         ---------        -----------
       $149                $462              $797             $1,746



--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

                         GABELLI WESTWOOD BALANCED FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Fund's assets in equity securities and 70% to 30% in debt securities, and the balance of the Fund's assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser's analysis of market and economic conditions.

The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential.

The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a nationally recognized rating agency. There are no restrictions on the maximum or minimum maturity of any individual security that the Fund may invest in.

PRINCIPAL RISKS:

The Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about the above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Investing in debt securities involves interest rate risk and credit risk. When interest rates rise, the value of the portfolio's securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, investing in certain types of debt securities involves pre-payment risk. Pre-payment risk is the risk that the Fund may experience losses when an issuer excercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


YOU MAY WANT TO INVEST IN THE FUND IF:

      o  you are a long-term investor
      o  you seek growth of capital and current income
      o  you  want   participation  in  market  growth  with  some  emphasis  on preserving assets in "down" markets

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you seek stability of principal more than growth of capital
      o  you seek an aggressive growth strategy



PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class AAA Shares performance from year to year, and by showing how the Fund's average annual returns for Class AAA Shares for one year, five years and ten years compare to those of a broad-based securities market index and other relevant indicies. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund wzill perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


       GABELLI WESTWOOD BALANCED FUND (FOR THE PERIODS ENDED DECEMBER 31)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                    1993    16.8%
                                    1994     0.1%
                                    1995    31.2%
                                    1996    18.0%
                                    1997    22.4%
                                    1998    11.5%
                                    1999     7.7%
                                    2000    11.5%
                                    2001   -3.26%
                                    2002   -6.99%

During the periods shown in the bar chart, the highest return for a quarter was 11.43% (quarter ended June 30, 1997) and the lowest return for a quarter was (9.19)% (quarter ended September 30, 2002).

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)    PAST ONE YEAR  PAST FIVE YEARS   PAST TEN YEARS
     -----------------------------------------    -------------  ---------------   --------------
The Gabelli Westwood Balanced Fund
  Class AAA Shares
     Return Before Taxes ..........................   (6.99)%         3.81%          10.33%
     Return After Taxes on Distributions ..........   (8.15)%         1.60%           7.31%
     Return After Taxes on Distributions
       and Sale of Fund Shares ....................   (5.52)%         2.23%           7.52%
S&P 500 Index+ ....................................  (22.09)%        (0.58)%          9.34%
Lehman Brothers Government/Corporate
  Bond Index+ .....................................   11.04%          7.62%           7.61%
60% S&P(R)500 Index and 40% Lehman
  Brothers Government/Corporate Bond Index+ .......   (8.84)%         2.70%           8.08%
------------------------

+ The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index of prices of U.S. Government and corporate bonds with not less than one year to maturity. The performance of each index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING  EXPENSES (expenses that are deducted from Fund assets):

  Management Fees ......................................................   0.75%
  Distribution (Rule 12b-1) Expenses ...................................   0.25%
  Other Expenses .......................................................   0.22%
                                                                           ----
Total Annual Fund Operating Expenses ...................................   1.22%
                                                                           ====


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     1 YEAR            3 YEARS            5 YEARS               10 YEARS
    ---------         ---------          ---------             -----------
      $124              $387               $670                  $1,477


--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------
                      GABELLI WESTWOOD SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of common stocks of smaller companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment.

In selecting securities for the Fund, the Sub-Adviser considers companies which offer:

      o an earnings growth rate exceeding the Fund's benchmark, the Russell 2000 Index

      o  an increasing return on equity

      o  a low debt/equity ratio

      o  sequential earnings per share and sales growth

      o  a recent positive earnings surprise

Frequently small capitalization companies exhibit one or more of the following traits:

      o  new products or technologies

      o  new distribution methods

      o rapid changes in industry conditions due to regulatory or other developments

      o changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth

The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in new and emerging industries.

The Sub-Adviser closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

Because smaller growth companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest is gained. Smaller growth companies may also be more subject to a valuation catalyst (such as increased investor attention, takeover efforts or a change in management) than larger companies.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Investment in small capitalization stocks may be subject to more abrupt or erratic movements in price than investment in medium and large capitalization stocks. The Fund is subject to the risk that small capitalization stocks fall out of favor generally with investors. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


YOU MAY WANT TO INVEST IN THE FUND IF:
      o  you are a long-term investor
      o  you seek growth of capital
      o you seek investments in small capitalization growth stocks as part of your overall investment strategy

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you are seeking a high level of current income
      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital


PERFORMANCE:


The bar chart and table shown that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class AAA Shares performance from year to year, and by showing how the Fund's average annual returns for Class AAA Shares for one year and five years compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


    GABELLI WESTWOOD SMALLCAP EQUITY FUND (FOR THE PERIODS ENDED DECEMBER 31)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                   1998     10.6%
                                   1999     52.5%
                                   2000     -9.4%
                                   2001   -22.31%
                                   2002   -29.96%

During the periods shown in the bar chart, the highest return for a quarter was 28.71% (quarter ended December 31, 1998) and the lowest return for a quarter was (23.42)% (quarter ended March 31, 2001).


--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                    PAST             PAST            SINCE
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)           ONE YEAR        FIVE YEARS    APRIL 15, 1997*
      ---------------------------------------            --------        ----------    ---------------
The Gabelli Westwood SmallCap Equity Fund
  Class AAA Shares
     Return Before Taxes .............................    (29.96)%         (3.62)%          2.54%
     Return After Taxes on Distributions .............    (29.96)%         (6.01)%         (0.13)%
     Return After Taxes on Distributions
       and Sale of Fund Shares .......................    (21.33)%         (1.98)%          5.53%
Russell 2000 Index+ ..................................    (20.48)%         (1.36)%          3.42%
------------------------

* From April 15, 1997, the date that the Fund commenced investment operations.
+ The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000, which contains the 3000 largest stocks in the U.S. based on total market capitalization. The performance of the index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING  EXPENSES (expenses that are deducted from Fund assets):

  Management Fees ...................................................     1.00%
  Distribution (Rule 12b-1) Expenses ................................     0.25%
  Other Expenses ....................................................     0.51%
                                                                          ----
Total Annual Fund Operating Expenses ................................     1.76%
                                                                          ----
   Fee Waiver and Expense Reimbursement* ............................     0.26%
                                                                          ----
Net Annual Operating Expenses* ......................................     1.50%
                                                                          ====
------------------------
* The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50% on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR             3 YEARS               5 YEARS             10 YEARS
     ---------          ---------             ---------           -----------
       $153               $529                  $930                $2,052


--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
                      GABELLI WESTWOOD MIGHTY MITESSM FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $300 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies.

The Fund focuses on micro-cap companies which appear to be underpriced relative to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire a company.

In selecting stocks, the Adviser attempts to identify companies that:

      o  have above-average sales and earnings growth prospects

      o have improving balance sheet fundamentals given the current status of economic and business cycles

      o are undervalued and may significantly appreciate due to management changes, stock acquisitions, mergers, reorganizations, tender offers, spin-offs or other significant events

      o have new or unique products, new or expanding markets, changing competitive or regulatory climates or undervalued assets or franchises

The Adviser also considers the stocks' prices, the issuers' balance sheet characteristics and the strength of issuers' managements.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that investment in micro-capitalization stocks may be subject to more abrupt or erratic movements in price than investment in small, medium and large-capitalization stocks. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


YOU MAY WANT TO INVEST IN THE FUND IF:

      o  you are a long-term investor
      o  you seek long-term growth of capital
      o you seek an exposure to the micro-capitalization market segment despite the potential volatility of micro-capitalization stocks

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you are seeking a high level of current income
      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital


PERFORMANCE:


The bar chart and table shown that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class AAA Shares performance from year to year, and by showing how the Fund's average annual return for Class AAA Shares for the past one year compares to that of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


     GABELLI WESTWOOD MIGHTY MITES FUND (FOR THE PERIODS ENDED DECEMBER 31)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                   1999      36.4%
                                   2000       3.5%
                                   2001       6.2%
                                   2002     -0.81%

During the periods shown in the bar chart, the highest return for a quarter was 17.87% (quarter ended June 30, 1999) and the lowest return for a quarter was (9.55)% (quarter ended September 30, 2001).


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                  PAST          SINCE
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)         ONE YEAR    MAY 11, 1998*
      ---------------------------------------          --------    -------------
The Gabelli Westwood Mighty Mites Fund
  Class AAA Shares
     Return Before Taxes ..........................     (0.81)%       11.43%
     Return After Taxes on Distributions ..........     (1.10)%        8.18%
     Return After Taxes on Distributions
       and Sale of Fund Shares ....................     (0.65)%        7.69%
Russell 2000 Index+ ...............................    (20.48)%       (3.30)%
------------------------
* From May 11, 1998, the date that the Fund commenced investment operations.
+ The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000, which contains the 3000 largest stocks in the U.S. based on total market capitalization. The performance of the index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING  EXPENSES (expenses that are deducted from Fund assets):

  Management Fees .................................................     1.00%
  Distribution (Rule 12b-1) Expenses ..............................     0.25%
  Other Expenses* .................................................     0.53%
                                                                        ----
Total Annual Fund Operating Expenses ..............................     1.78%
                                                                        ----
   Fee Waiver and Expense Reimbursement* ..........................     0.28%
                                                                        ----
Net Annual Operating Expenses* ....................................     1.50%
                                                                        ====
 ------------------------
* The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50% on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR             3 YEARS             5 YEARS               10 YEARS
     ---------          ---------           ---------             -----------
       $153               $533                $938                  $2,072



--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
                          GABELLI WESTWOOD REALTY FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Realty Fund seeks to provide long-term capital appreciation as well as current income. It invests primarily in companies that are engaged in real estate.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of publicly traded real estate investment trusts ("REITs") with a market capitalization (defined as shares outstanding times current market price) of a minimum of $50 million at the time of the Fund's initial investment. A REIT is a pooled investment vehicle which invests primarily in income producing real estate or real estate loans or interests. The Fund's investments include equity REITs, mortgage REITs and hybrid REITs and other equity securities engaged in real estate.

The Sub-Adviser invests in REITs with attractive income and growth characteristics. It uses a multi-factor database model to rank various growth, value and management characteristics of a universe of REITs and then follows the ranking process with in-depth fundamental research. Securities considered for purchase have:

      o  attractive rankings based on the Sub-Adviser's database model

      o  assets in regions with favorable demographic trends

      o  assets in sectors with attractive long-term fundamentals

      o  issuers with strong management teams and/or

      o  issuers with good balance sheet fundamentals

The Sub-Adviser will consider selling a security if real estate supply/demand fundamentals become unfavorable in the issuer's sector or region, there is limited growth opportunity, the issuer is at risk of losing its competitive edge and/or the issuer is serving markets with slowing growth.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate due to general and local economic conditions, overbuilding or undersupply, changes in zoning and other laws and a number of other factors. An investor in the Fund is subject to the risk that the real estate industry will underperform other industries or the stock market generally. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


YOU MAY WANT TO INVEST IN THE FUND IF:

      o  you are a long-term investor
      o  you seek current income as well as growth of capital
      o you seek to invest in a market which does not correlate directly with other equity markets
      o you seek broad-based exposure to the real estate market without owning real estate directly

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital



--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------
PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class AAA Shares performance from year to year, and by showing how the Fund's average annual returns for Class AAA Shares for one year and five years compare to those of a broad-based securities market index and another relevant index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


        GABELLI WESTWOOD REALTY FUND (FOR THE PERIODS ENDED DECEMBER 31)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                   1998   -15.2%
                                   1999   -2.70%
                                   2000    27.3%
                                   2001   11.48%
                                   2002    3.94%

During the periods shown in the bar chart, the highest return for a quarter was 12.58% (quarter ended June 30, 1999) and the lowest return for a quarter was (10.29)% (quarter ended September 30, 1998).



           AVERAGE ANNUAL TOTAL RETURNS                  PAST           PAST             SINCE
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)         ONE YEAR      FIVE YEARS   SEPTEMBER 30, 1997*
     -----------------------------------------         --------      ----------   -------------------
The Gabelli Westwood Realty Fund
  Class AAA Shares
     Return Before Taxes .............................    3.94%         4.00%            4.64%
     Return After Taxes on Distributions .............    2.26%         2.34%            2.77%
     Return After Taxes on Distributions
       and Sale of Fund Shares .......................    2.39%         2.32%            2.76%
Russell 2000 Index+ ..................................  (20.48)%       (1.36)%          (1.93)%
NAREIT Composite REIT Index+ .........................    5.22%         3.04%            3.10%

------------------------
* From September 30, 1997, the date that the Fund commenced investment operations.
+ The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 which contains the 3000 largest stocks in the U.S. based on total market capitalization.The NAREIT Composite REIT Index is a market capitalization weighted unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the National Association of Securities Dealers Automated Quotations, Inc. which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The performance of each index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

ANNUAL FUND OPERATING  EXPENSES (expenses that are deducted from Fund assets):


  Management Fees ..................................................     1.00%
  Distribution (Rule 12b-1) Expenses ...............................     0.25%
  Other Expenses ...................................................     1.36%
                                                                         ----
Total Annual Fund Operating Expenses ...............................     2.61%
                                                                         ----
   Fee Waiver and Expense Reimbursement* ...........................     1.11%
                                                                         ----
Net Annual Operating Expenses* .....................................     1.50%
                                                                         ====
 ------------------------
* The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50% on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


       1 YEAR          3 YEARS            5 YEARS           10 YEARS
      ---------       ---------          ---------         -----------
        $153            $706              $1,286             $2,862



--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------
                     GABELLI WESTWOOD INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal conditions the Fund invests at least 80% of its net assets in bonds of various types and with various maturities. The Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a nationally recognized rating agency.

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Fund may invest in, generally the Fund will have a dollar weighted average maturity of three to ten years. The Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities and certain collateralized and asset-backed securities. The Fund will maintain an average rating of AA or better by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, or comparable quality.


In selecting securities for the Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Lehman Brothers Government/Corporate Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund's assets in debt securities and the remainder in cash or cash equivalents.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in prevailing interest rates and the market value of the Fund's portfolio securities. When interest rates rise, the value of the portfolio's securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. Investing in certain types of debt securities involves pre-payment risk. Pre-payment risk is the risk that the Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. To the extent that the Fund's portfolio is invested in cash, if interest rates decline, the Fund may lose the opportunity to benefit from a probable increase in debt securities valuations. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.


YOU MAY WANT TO INVEST IN THE FUND IF:

      o you are seeking current income consistent with the maintenance of principal and liquidity
      o  you are conservative in your investment approach
      o you are seeking exposure to investment grade bonds as part of your overall investment strategy

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you seek growth of capital
      o  you seek stability of principal more than total return



--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class AAA Shares performance from year to year, and by showing how the Fund's average annual returns for Class AAA Shares for one year, five years and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


   GABELLI WESTWOOD INTERMEDIATE BOND FUND (FOR THE PERIODS ENDED DECEMBER 31)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                    1993    10.5%
                                    1994    -5.6%
                                    1995    16.2%
                                    1996     3.7%
                                    1997    10.7%
                                    1998     6.6%
                                    1999    -2.4%
                                    2000    11.7%
                                    2001    7.40%
                                    2002   10.13%

During the periods shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended September 30, 2002) and the lowest return for a quarter was (3.74)% (quarter ended March 31, 1994).



           AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)    PAST ONE YEAR  PAST FIVE YEARS  PAST TEN YEARS
     -----------------------------------------    -------------  ---------------  --------------
The Gabelli Westwood Intermediate Bond
  Fund Class AAA Shares
     Return Before Taxes ..........................    10.19%          6.56%           6.68%
     Return After Taxes on Distributions ..........     8.57%          4.57%           4.43%
     Return After Taxes on Distributions
       and Sale of Fund Shares ....................     6.45%          4.08%           0.90%
Lehman Brothers Government/Corporate
  Bond Index+ .....................................    11.04%          7.62%           7.61%

------------------------
+ The Lehman Brothers Government/Corporate Bond Index is an unmanaged index of prices of U.S. Government and corporate bonds with not less than one year to maturity. The performance of the index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

ANNUAL FUND OPERATING  EXPENSES (expenses that are deducted from Fund assets):


  Management Fees ..................................................    0.60%
  Distribution (Rule 12b-1) Expenses ...............................    0.25%
  Other Expenses* ..................................................    0.84%
                                                                        ----
Total Annual Fund Operating Expenses ...............................    1.69%
                                                                        ----
   Fee Waiver and Expense Reimbursement* ...........................    0.69%
                                                                        ----
Net Annual Operating Expenses* .....................................    1.00%
                                                                        ====
 ------------------------
* The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.00% on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    1 YEAR            3 YEARS               5 YEARS               10 YEARS
   ---------         ---------             ---------             -----------
     $102              $465                  $853                  $1,940



--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
                         INVESTMENT AND RISK INFORMATION

    The non-fundamental investment policy of each of the Gabelli Westwood Equity, Gabelli Westwood SmallCap Equity, Gabelli Westwood Realty and Gabelli Westwood Intermediate Bond Funds relating to the type of securities in which 80% of the Fund's net assets must be invested (the "80% Investment Policy") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' written notice of any changes in the 80% Investment Policy.

The Funds may also use the following investment technique:

   o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include U.S. Government securities, certificates of deposit, bankers acceptances, time deposits, repurchase agreements and other high quality debt instruments. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

Investing in the Funds involves the following risks:


   o FUND AND MANAGEMENT RISK. If the Fund's manager's judgment in selecting securities is incorrect or if the market segment in which the Fund invests falls out of favor with investors, the Fund could underperform the stock market or its peers. The Fund could also fail to meet its investment objective. When you sell Fund shares, they may be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


   o EQUITY RISK. EQUITY FUND, BALANCED FUND, SMALLCAP EQUITY FUND, MIGHTY MITES FUND AND REALTY FUND -- The principal risk of investing in these Funds is equity risk. Equity risk is the risk that the prices of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

   O INTEREST RATE RISK, MATURITY RISK AND CREDIT RISK. BALANCED FUND, REALTY FUND AND INTERMEDIATE BOND FUND -- When interest rates decline, the value of the portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

   O SMALL- AND MICRO-CAPITALIZATION COMPANY RISK. SMALLCAP EQUITY FUND AND MIGHTY MITES FUND -- Although small-cap and micro-capitalization companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

   O PRE-PAYMENT RISK. BALANCED FUND AND INTERMEDIATE BOND FUND -- A Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   o REAL ESTATE INDUSTRY CONCENTRATION RISK. REALTY FUND -- The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Adverse economic, business, regulatory or political developments affecting the real estate industry could have a major effect on the value of the Fund's investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.


                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Advisers, Inc., with principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment programs under the supervision of the Trust's Board of Trustees. The Adviser is a Delaware corporation formerly known as Teton Advisers LLC (prior to November 1997). The Adviser is a subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses the Adviser bears, the Adviser is contractually entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below. The table also reflects the advisory fees (after waivers/reimbursement of expenses) paid by the Funds for the fiscal year ended September 30, 2002.



                                                                                  ADVISORY FEE PAID FOR
                              ANNUAL ADVISORY FEE-CONTRACTUAL RATE              FISCAL YEAR ENDED 9/30/02
FUND                      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----                       -------------------------------------------  -------------------------------------------
Equity Fund                                   1.00%                                     1.00%
Balanced Fund                                 0.75%                                     0.75%
SmallCap Equity Fund*                         1.00%                                     0.79%
Mighty MitesSM Fund*                          1.00%                                     0.71%
Realty Fund*                                  1.00%                                     0.00%
Intermediate Bond Fund*                       0.60%                                     0.00%

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses at certain levels for the Funds indicated above with an asterisk. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2003.


In addition, each of the SmallCap Equity, Mighty Mites, Realty and Intermediate Bond Funds has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50%, 1.50%, 1.50% and 1.00%, respectively.


SUB-ADVISER. The Adviser has entered into a Sub-Advisory Agreement with Westwood Management Corporation for all Funds except the Mighty Mites Fund, with which there is not a Sub-Advisory Agreement. The Sub-Adviser has its principal offices located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201. The Adviser pays the Sub-Adviser out of its advisory fees with respect to the Funds (except the Mighty Mites Fund) a fee computed daily and payable monthly in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds. The Sub-Adviser is a registered investment adviser formed in 1983. The Sub-Adviser is a wholly-owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

THE PORTFOLIO MANAGERS. Susan M. Byrne, Chairman and CEO of the Sub-Adviser since 1983, is responsible for the day-to-day management of the Equity Fund. Ms. Byrne and Mark Freeman, Director


--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------

of Research and Vice President of the Sub-Adviser since 2000, are jointly responsible for the day-to-day management of the Balanced Fund. Mr. Freeman was previously an Assistant Vice President in the fixed income Group from 1999 through 2000. Prior to joining the Sub-Adviser, he was Assistant Vice President -- Fixed Income Strategist and Senior Economist from 1994 to 1999 at First American Corp. Mr. Freeman is also responsible for the day-to-day management of the Intermediate Bond Fund. C.J. MacDonald, CFA and Vice President of the Sub-Adviser since 1994 and Thomas W. Coler, CPA, CFA and Vice President of the Sub-Adviser (from February 2003) are primarily responsible for the day-to-day management of the SmallCap Equity Fund. Mr. Coler was a Principal and Senior Equity Research Analyst at RBC Dain Rauscher Wessels from 1998-2001 and most recently was a Vice President and Co-Portfolio Manager of the Citizens SmallCap and Emerging Growth Funds. Ms. Byrne is responsible for the day-to-day management of the Realty Fund. Mario J. Gabelli, Marc J. Gabelli, Laura Linehan and Walter K. Walsh are primarily responsible for the day-to-day management of the Mighty Mites Fund. Mario J. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Asset Management Inc. and its affiliates since their organization. Marc J. Gabelli has been Managing Director and an analyst of Gabelli Funds, LLC since 1993. Laura Linehan has been Director of Research at Gabelli & Company, Inc. since May 1995. Walter K. Walsh has been Compliance Officer of Gabelli & Company, Inc. since 1994.


RULE 12B-1 PLAN. Each Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance the distribution of its Class AAA Shares. Each Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund. To the extent any activity is one that a Fund may finance without a distribution plan, each Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


                               PURCHASE OF SHARES


You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Fund through the Funds' transfer agent or through registered broker-dealers that have entered into selling agreements with the Funds' Distributor.


      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Westwood Funds" to:

        BY MAIL                                    BY PERSONAL DELIVERY
        -------                                    --------------------
        THE GABELLI FUNDS                          THE GABELLI FUNDS
        P.O. BOX 8308                              C/O BFDS
        BOSTON, MA 02266-8308                      66 BROOKS DRIVE
                                                   BRAINTREE, MA 02184


You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


--------------------------------------------------------------------------------
                                                                              25

--------------------------------------------------------------------------------
                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                      RE: GABELLI WESTWOOD ____________FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

        If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Funds sell their Class AAA shares at the net asset value next determined after the Funds receive your completed subscription order forms and your payment. See "Pricing of Fund Shares" for a description of the calculation of the net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan/Education Savings Plans" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirement. The Funds also offer other classes of shares under different selling and shareholder servicing arrangements pursuant to a separate prospectus. Except for differences attributable to these arrangements, the shares of all classes are substantially the same.


--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------
                              REDEMPTION OF SHARES


You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.


The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request in proper form. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through the Distributor or directly from the Funds through the transfer agent.

      o BY LETTER. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


      o BY TELEPHONE OR THE INTERNET. You may redeem your shares in an account directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United
        States) or by visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares").


        1.TELEPHONE OR INTERNET REDEMPTION BY CHECK. Each Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

        2.TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. Each Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. Each Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.


      o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.


INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the

--------------------------------------------------------------------------------
                                                                              27

--------------------------------------------------------------------------------
Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While a Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

REDEMPTION IN KIND. The Funds reserve the right to make a redemption in kind - payment in portfolio securities rather than cash - for certain large redemption amounts. Payments would be made in portfolio securities only in the rare instance that the Trust's Board of Trustees believes that it would be in the Funds' best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES


You can exchange shares of each Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.


In effecting an exchange:

         o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

         o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange.

         o  you may realize a taxable gain or loss.


         o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) to obtain the prospectus.


You may exchange shares through the Distributor, directly from the Funds' transfer agent or through a registered broker-dealer.


      o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

      o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.


We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------
                             PRICING OF FUND SHARES


The net asset value per share of each Fund's Class AAAShares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share of each Fund's Class AAAShares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of the securities and other assets less the liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to its Class AAA Shares by the total number of Class AAA Shares outstanding at the time the determination is made. The Funds use market quotations in valuing portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Trustees of the Trust believe represents fair value. The price of Fund shares for the purposes of purchase and redemption orders will be based upon the next calculation of net asset value per share after the purchase or redemption order is received in proper form by the Fund.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income will be paid annually by the Equity Fund, the SmallCap Equity Fund and the Mighty Mites Fund and quarterly by the Balanced Fund and the Realty Fund. The Intermediate Bond Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net realized capital gains. Dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Funds, unless you instruct the Funds to pay all dividends and distributions in cash. If you elect cash distributions, you must instruct the Funds either to credit the amounts to your brokerage account or to pay the amounts to you by check. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains. Dividends and distributions may differ for different Funds.


                                 TAX INFORMATION


The Funds expect that distributions will consist primarily of net investment income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Funds hold the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net short-term capital gains (I.E., gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares, generally will be subject to federal, state or local taxes.

You will recognize a taxable gain or loss upon the sale, exchange or redemption of shares in the Fund equal to the difference between the amount realized and your adjusted tax basis on the shares sold, exchanged or redeemed. However, if you receive a capital gain dividend and sell shares after holding them for six months or less, then any loss realized on the sale will be treated as a long-term capital loss to the extent of such capital gain dividend. A redemption of Fund shares or an exchange of a Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any


--------------------------------------------------------------------------------
                                                                              29

--------------------------------------------------------------------------------

gain you realize on such a transaction generally will be taxable. The Fund is required, subject to certain exemptions, to withhold at a rate of 30% from dividends paid or credited to shareholders and from the proceeds from the redemption of Fund shares if a correct taxpayer identification number, certified when required, is not on file with the Fund, or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to these backup withholding rates. Corporate shareholders are not subject to this requirement. In addition, foreign shareholders may be subject to a federal withholding tax on dividends out of net investment income.


If the Fund invests in securities of foreign issuers, it may be subject to withholding and other similar income taxes imposed by a foreign country.

State and local taxes may be different from the federal consequences described above.

Please consult the Statement of Additional Information for further discussion of federal income tax considerations.

This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                             MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

The financial highlights table for each Fund is intended to help you understand the Fund's financial performance for the past five years or the life of the Fund. The total returns in the tables represent the rates that an investor would have earned or lost on an investment in each Fund's Class AAA Shares. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements and related notes, is included in the annual report, which is available upon request.

                          GABELLI WESTWOOD EQUITY FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                    OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                           -----------------------------------------   ----------------------------------------
                                              NET
                                            REALIZED
               NET ASSET      NET             AND           TOTAL                    NET
                VALUE,     INVESTMENT   UNREALIZED GAIN     FROM          NET       REALIZED
PERIOD ENDED   BEGINNING     INCOME        (LOSS) ON      IVESTMENT   INVESTMENT     GAIN ON         TOTAL
SEPTEMBER 30   OF PERIOD    (LOSS)(C)      INVESTMENTS    OPERATIONS    INCOME     INVESTMENTS    DISTRIBUTIONS
------------  ----------   ----------      -----------    ----------    ------     -----------    -------------
2002             $ 8.32     $ 0.07          $  (1.32)      $  (1.25)    $(0.05)           --         $(0.05)
2001              11.12       0.04             (1.52)         (1.48)     (0.01)       $(1.31)         (1.32)
2000              10.46      (0.00)(b)          1.86           1.86      (0.02)        (1.18)         (1.20)
1999               8.99       0.04              1.72           1.76      (0.06)        (0.23)         (0.29)
1998               9.57       0.07             (0.22)         (0.15)     (0.06)        (0.37)         (0.43)






                                        RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                        --------------------------------------------------
                                                         NET
                    NET                NET ASSETS,    INVESTMENT
               ASSET VALUE,              END OF      INCOME (LOSS)                PORTFOLIO
PERIOD ENDED     END OF       TOTAL      PERIOD       TO AVERAGE                  TURNOVER
SEPTEMBER 30      PERIOD     RETURN+   (IN 000'S)     NET ASSETS    EXPENSES(A)     RATE
------------     -------     -------    ---------     ----------    ----------      -----
2002             $ 7.02      (15.1)%    $231,197          0.84%         1.46%        84%
2001               8.32      (14.9)      265,855          0.45          1.43         87
2000              11.12       19.3       204,094         (0.00)         1.48         91
1999              10.46       19.8       155,036          0.38          1.49         67
1998               8.99       (1.4)      175,391          0.73          1.47         77






                         GABELLI WESTWOOD BALANCED FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                    DISTRIBUTIONS TO SHAREHOLDERS
                               ----------------------------------------    -------------------------------------------
                                                NET
                                              REALIZED
                NET ASSET                       AND           TOTAL                           NET                          NET
                 VALUE,           NET        UNREALIZED        FROM            NET          REALIZED                   ASSET VALUE,
PERIOD ENDED    BEGINNING      INVESTMENT   GAIN(LOSS) ON   INVESTMENT     INVESTMENT       GAIN ON          TOTAL        END OF
SEPTEMBER 30    OF PERIOD      INCOME(C)     INVESTMENTS    OPERATIONS       INCOME        INVESTMENTS   DISTRIBUTIONS    PERIOD
------------    ---------      ----------    -----------   ------------    ----------      -----------   -------------    ------
2002             $10.40         $ 0.24         $  (0.75)    $  (0.51)        $(0.24)           --(b)        $(0.24)      $ 9.65
2001              12.40           0.26            (0.90)       (0.64)         (0.26)        $(1.10)          (1.36)       10.40
2000              11.98           0.27             1.23         1.50          (0.27)         (0.81)          (1.08)       12.40
1999              10.98           0.25             1.12         1.37          (0.25)         (0.12)          (0.37)       11.98
1998              11.49           0.26             0.05         0.31          (0.26)         (0.56)          (0.82)       10.98

--------------------------
+    Total return  represents  aggregate total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period  including  reinvestment of dividends.  Total return for the period of less than one year is not annualized.
(a)  The ratio does not include a reduction of expenses for custodian fee credits on cash balances  maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.43% and 1.17% for the period ended September 30, 2002 for the Equity Fund and Balanced Fund, respectively;  1.42% and 1.15%
     for 2001 for the Equity Fund and  Balanced  Fund,  respectively;  1.47% and 1.17% for 2000 for the Equity
     Fund and Balanced  Fund,  respectively;  1.44% and 1.15% for 1999 for the Equity Fund and Balanced  Fund,
     respectively; and 1.45% and 1.17% for 1998 for the Equity Fund and Balanced Fund, respectively.
(b)  Amount represents less than $0.005 per share.
(c)  Per share amounts have been  calculated  using the monthly average shares  outstanding  method for fiscal
     2000, 2001 and 2002.



                            RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                            ---------------------------------------------------
                                              NET
                          NET ASSETS,    INVESTMENT
                            END OF      INCOME (LOSS)                PORTFOLIO
PERIOD ENDED    TOTAL       PERIOD       TO AVERAGE                  TURNOVER
SEPTEMBER 30   RETURN+    (IN 000'S)     NET ASSETS     EXPENSES(A)    RATE
------------   -------     --------      ----------     -----------   ------
2002             (5.1)%     $150,915        2.25%          1.22%         78%
2001             (5.8)       154,179        2.23           1.17         181
2000             13.4        139,350        2.21           1.19          65
1999             12.6        160,352        2.06           1.20          86
1998              2.8        128,222        2.37           1.20          77



--------------------------------------------------------------------------------
                                                                              31

--------------------------------------------------------------------------------
                      GABELLI WESTWOOD SMALLCAP EQUITY FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                OPERATING PERFORMANCE                                       DISTRIBUTIONS TO SHAREHOLDERS
                -------------------------------------------------------   ----------------------------------------------------------
                                               NET
                                              REALIZED                                                                IN EXCESS
                NET ASSET        NET            AND           TOTAL                     IN EXCESS         NET          OF NET
                  VALUE,      INVESTMENT     UNREALIZED       FROM           NET         OF NET         REALIZED       REALIZED
PERIOD ENDED    BEGINNING       INCOME       (LOSS)ON       INVESTMENT    INVESTMENT    INVESTMENT      GAIN  ON       GAIN  ON
SEPTEMBER 30    OF PERIOD     (LOSS)(C)     INVESTMENTS     OPERATIONS      INCOME       INCOME       INVESTMENTS     INVESTMENTS
--------------  ----------   ----------  ----------------  ------------   ----------    ----------    -----------     -----------
2002             $  8.86       $(0.09)       $(1.28)         $(1.37)          --            --              --              --
2001               22.10        (0.16)        (8.12)          (8.28)          --            --          $(4.53)         $(0.43)(d)
2000               17.77        (0.27)         5.39            5.12           --            --           (0.79)             --
1999               11.18        (0.12)         6.71            6.59           --            --              --              --
1998               14.48        (0.09)        (2.39)          (2.48)          --        $(0.08)          (0.60)          (0.14)



                 DISTRIBUTIONS
                     TO
                 SHAREHOLDERS                                       RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                -------------                            -------------------------------------------------------------------------
                                                                          NET
                                    NET                   NET ASSETS,   INVESTMENT      EXPENSES          EXPENSES
                                ASSET VALUE,               END OF     INCOME/(LOSS)      NET OF            BEFORE         PORTFOLIO
PERIOD ENDED       TOTAL          END OF        TOTAL      PERIOD      TO AVERAGE       WAIVERS/          WAIVERS/         TURNOVER
SEPTEMBER 30    DISTRIBUTIONS     PERIOD       RETURN+   (IN 000'S)     NET ASSETS   REIMBURSEMENTS(A) REIMBURSEMENTS(B)    RATE
--------------  -------------   ------------  ---------  ----------   ------------- -----------------  ----------------   --------
CLASS AAA
2002                  --           $ 7.49       (15.5)%    $16,212       (0.98)%        1.56%              1.76%              202%
2001              $(4.96)            8.86       (43.2)      21,768       (1.27)         1.59               1.74               184
2000               (0.79)           22.10        29.4       34,911       (1.39)         1.58               1.63               218
1999                 --             17.77        58.9       20,361       (0.88)         1.62               1.72               178
1998               (0.82)           11.18       (17.7)      11,694       (0.74)         1.72               2.11               200

--------------------------
+    Total return  represents  aggregate total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period  including  reinvestment of dividends.  Total return for the period of less than one year is not annualized.
(a)  The ratio does not include a reduction of expenses for custodian fee credits on cash balances  maintained with the  custodian.  Including  such  custodian  fee credits,  the expense ratio would be 1.50% for each period.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Per share amounts have been calculated using the monthly average shares method for fiscal 2001 and 2002.
(d)  Return of Capital.


                      GABELLI WESTWOOD MIGHTY MITESSM FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                 OPERATING PERFORMANCE                             DISTRIBUTIONS TO SHAREHOLDERS
                -------------------------------------------------------   -------------------------------------------
                                                NET
                                              REALIZED
                NET ASSET                       AND           TOTAL                         NET
                  VALUE,         NET        UNREALIZED        FROM           NET          REALIZED
PERIOD ENDED    BEGINNING     INVESTMENT   GAIN/(LOSS)ON   INVESTMENT     INVESTMENT      GAIN  ON         TOTAL
SEPTEMBER 30    OF PERIOD      INCOME(E)    INVESTMENTS     OPERATIONS      INCOME      INVESTMENTS     DISTRIBUTIONS
--------------  ----------   ----------  ----------------  ------------   ----------    -----------     -------------
2002              $10.99         $0.03       $ 0.37           $ 0.40        $(0.10)           --          $(0.10)
2001               14.00          0.12        (0.59)           (0.47)        (0.08)       $(2.46)          (2.54)
2000               12.91          0.05         2.76             2.81         (0.10)        (1.62)          (1.72)
1999                9.70          0.10         3.20             3.30         (0.09)           --           (0.09)
1998 (d)           10.00          0.04        (0.34)           (0.30)           --            --              --




                        DISTRIBUTIONS
                            TO
                        SHAREHOLDERS                           RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                ------------------------------   --------------------------------------------------------------------------------
                                                                   NET
                    NET                           NET ASSETS,    INVESTMENT           EXPENSES           EXPENSES
                ASSET VALUE,                       END OF      INCOME/(LOSS)           NET OF             BEFORE         PORTFOLIO
PERIOD ENDED      END OF            TOTAL          PERIOD       TO AVERAGE            WAIVERS/           WAIVERS/         TURNOVER
SEPTEMBER 30      PERIOD            RETURN+      (IN 000'S)    NET ASSETS(B)       REIMBURSEMENTS(A)  REIMBURSEMENTS(B)    RATE
--------------  ------------    --------------   ----------    -------------      -----------------   ----------------   --------
2002              $11.29             3.6%          $31,103          0.27%                1.50%              1.78%            18%
2001               10.99            (2.8)           17,404          0.98                 1.52               2.20             66
2000               14.00            23.0            15,165          0.38                 1.50               2.01             66
1999               12.91            34.2            10,205          0.94                 1.01               2.32             88
1998 (d)            9.70            (3.0)            4,838          1.60(c)              2.05(c)            4.50(c)          18

--------------------------
+    Total return  represents  aggregate total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period  including  reinvestment of dividends.  Total return for the period of less than one year is not annualized.
(a)  The ratio does not include a reduction of expenses for custodian fee credits on cash balances  maintained with the  custodian.  Including  such  custodian  fee credits,  the expense ratio would be 1.50% for each period.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Annualized.
(d)  Period from May 11, 1998 (inception date of Class AAA) to September 30, 1998.
(e)  Per share amounts have been  calculated  using the monthly average shares  outstanding  method for fiscal
     2000, 2001 and 2002.


--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------

                          GABELLI WESTWOOD REALTY FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                OPERATING PERFORMANCE                                      DISTRIBUTIONS TO SHAREHOLDERS
                -------------------------------------------------------   ----------------------------------------------------------
                                               NET
                                             REALIZED                                                     IN EXCESS
                NET ASSET                      AND              TOTAL                         NET          OF NET
                  VALUE,         NET        UNREALIZED          FROM           NET          REALIZED       REALIZED
PERIOD ENDED    BEGINNING     INVESTMENT   GAIN/(LOSS)ON      INVESTMENT    INVESTMENT      GAIN  ON       GAIN  ON       TOTAL
SEPTEMBER 30    OF PERIOD     INCOME(D)     INVESTMENTS       OPERATIONS      INCOME      INVESTMENTS     INVESTMENTS  DISTRIBUTIONS
--------------  ----------    ----------    ------------     ------------   ----------    -----------     -----------  -------------
2002             $  9.76        $0.43         $ 0.31           $ 0.74         $(0.47)         --               --        $(0.47)
2001                9.10         0.40           0.62             1.02          (0.36)         --               --         (0.36)
2000                7.61         0.38           1.46             1.84          (0.35)         --               --         (0.35)
1999                8.43         0.22          (0.81)           (0.59)         (0.23)         --               --         (0.23)
1998               10.00         0.37          (1.37)           (1.00)         (0.33)         --           $(0.24)        (0.57)



                         DISTRIBUTIONS
                               TO
                          SHAREHOLDERS                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                   ------------------------------   ----------------------------------------------------------------------------
                                                                      NET
                       NET                           NET ASSETS,    INVESTMENT       EXPENSES           EXPENSES
                   ASSET VALUE,                       END OF      INCOME/(LOSS)       NET OF             BEFORE         PORTFOLIO
PERIOD ENDED         END OF            TOTAL          PERIOD       TO AVERAGE        WAIVERS/           WAIVERS/         TURNOVER
SEPTEMBER 30         PERIOD           RETURN+       (IN 000'S)     NET ASSETS    REIMBURSEMENTS(A)   REIMBURSEMENTS(B)     RATE
--------------     ------------    --------------   ----------    -------------  -----------------   ----------------    --------
2002                 $10.03             7.5%          $9,122          4.42%            1.59%              2.61%             47%
2001                   9.76            11.4            3,526          4.27             1.64               4.51              64
2000                   9.10            24.9            2,845          4.52             1.73               4.14              74
1999                   7.61            (5.7)           1,784          4.32             1.60               3.68              55
1998                   8.43           (10.5)           1,815          3.87             1.70               3.95             142

--------------------------
+    Total return  represents  aggregate total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period  including  reinvestment of dividends.  Total return for the period of less than one year is not annualized.
(a)  The ratio does not include a reduction of expenses for custodian fee credits on cash balances  maintained with the  custodian.  Including  such  custodian  fee credits,  the expense ratio would be 1.50% for each period.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Annualized.
(d)  Per share amounts have been  calculated  using the monthly average shares  outstanding  method for fiscal
     2001 and 2002.



                   THE GABELLI WESTWOOD INTERMEDIATE BOND FUND

Selected data for a share of Selected data for a share of beneficial interest outstanding throughout each period:


                                OPERATING PERFORMANCE                              DISTRIBUTIONS TO SHAREHOLDERS
                -------------------------------------------------------   --------------------------------------------
                                               NET
                                             REALIZED
                NET ASSET                      AND              TOTAL                         NET
                  VALUE,         NET        UNREALIZED          FROM           NET          REALIZED
PERIOD ENDED    BEGINNING     INVESTMENT   GAIN/(LOSS)ON      INVESTMENT    INVESTMENT      GAIN  ON        TOTAL
SEPTEMBER 30    OF PERIOD     INCOME(C)     INVESTMENTS       OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
--------------  ----------    ----------    ------------     ------------   ----------    -----------    -------------
2002               $10.82       $ 0.45        $  0.48          $  0.93      $(0.45)            --          $(0.45)
2001                10.08         0.51           0.74             1.25       (0.51)            --           (0.51)
2000                 9.99         0.51           0.09             0.60       (0.51)            --           (0.51)
1999                10.74         0.50          (0.75)           (0.25)      (0.50)            --           (0.50)
1998                10.29         0.57           0.45             1.02       (0.57)            --           (0.57)




                         DISTRIBUTIONS
                               TO
                          SHAREHOLDERS                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                   ------------------------------   ----------------------------------------------------------------------------
                                                                      NET
                       NET                           NET ASSETS,    INVESTMENT       EXPENSES           EXPENSES
                   ASSET VALUE,                       END OF      INCOME/(LOSS)       NET OF             BEFORE         PORTFOLIO
PERIOD ENDED         END OF            TOTAL          PERIOD       TO AVERAGE        WAIVERS/           WAIVERS/         TURNOVER
SEPTEMBER 30         PERIOD           RETURN+       (IN 000'S)     NET ASSETS    REIMBURSEMENTS(A)   REIMBURSEMENTS(B)     RATE
--------------     ------------    --------------   ----------    -------------  -----------------   ----------------    --------
2002                  $11.30            8.9%           $15,157         4.06%           1.05%              1.69%              46%
2001                   10.82           12.7              8,140         4.90            1.07               2.02               77
2000                   10.08            6.4              6,451         5.16            1.06               1.94               67
1999                    9.99           (2.4)             6,214         4.82            1.05               1.63              108
1998                   10.74           10.2              7,618         5.45            1.08               2.08              232

--------------------------
+    Total return  represents  aggregate total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period  including  reinvestment of dividends.  Total return for the period of less than one year is not annualized.
(a)  The ratio does not include a reduction of expenses for custodian fee credits on cash balances  maintained with the  custodian.  Including  such  custodian  fee credits,  the expense ratio would be 1.00% for each period.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Per share amounts have been calculated using the monthly average shares method for fiscal 2001 and 2002.

--------------------------------------------------------------------------------
                                                                              33

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       GABELLI FUNDS AND YOUR PERSONAL PRIVACY
WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

      o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

      o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information to perform their jobs or provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------
34

                       This page Left Blank Intentionally.

                           THE GABELLI WESTWOOD FUNDS

                          GABELLI WESTWOOD EQUITY FUND
                         GABELLI WESTWOOD BALANCED FUND
                      GABELLI WESTWOOD SMALLCAPEQUITY FUND
                      GABELLI WESTWOOD MIGHTY MITESSM FUND
                          GABELLI WESTWOOD REALTY FUND
                     GABELLI WESTWOOD INTERMEDIATE BOND FUND

                                CLASS AAA SHARES
================================================================================
FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Funds' semi-annual and audited annual reports to shareholders contain additional information on each of the Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.
--------------------------------------------------------------------------------
           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:

                           The Gabelli Westwood Funds
                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Funds' Prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

      o Free from the EDGAR database on the Commission's Website at www.sec.gov.

(Investment Company Act File: Number 811-04719)
--------------------------------------------------------------------------------

                           THE GABELLI WESTWOOD FUNDS
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------



                                TABLE OF CONTENTS
                                -----------------
INTRODUCTION .................................      2


INVESTMENT AND PERFORMANCE SUMMARY ...........   2-26

MORE INVESTMENT AND RISK INFORMATION .........  27-28

MANAGEMENT OF THE FUNDS ......................  28-29
CLASSES OF SHARES ............................     29
PURCHASE OF SHARES ...........................     34
REDEMPTION OF SHARES .........................     35
EXCHANGE OF SHARES ...........................     36
PRICING OF FUND SHARES .......................     37
DIVIDENDS AND DISTRIBUTIONS ..................     37
TAX INFORMATION ..............................     38
MAILINGS TO SHAREHOLDERS .....................     38

FINANCIAL HIGHLIGHTS .........................  39-44



THE
GABELLI
WESTWOOD
FUNDS

GABELLI  WESTWOOD EQUITY FUND
GABELLI  WESTWOOD  BALANCED FUND
GABELLI  WESTWOOD SMALLCAP  EQUITY FUND
GABELLI  WESTWOOD  MIGHTY  MITESSM  FUND
GABELLI  WESTWOOD REALTY  FUND
GABELLI  WESTWOOD  INTERMEDIATE  BOND FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

PROSPECTUS


FEBRUARY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                  INTRODUCTION

The Gabelli Westwood Funds (the "Trust") currently consists of the following six separate investment portfolios (the "Funds"):

     o  Gabelli Westwood Equity Fund (the "Equity Fund")

     o  Gabelli Westwood Balanced Fund (the "Balanced Fund")

     o  Gabelli Westwood SmallCap Equity Fund (the "SmallCap Equity Fund")

     o  Gabelli Westwood Mighty MitesSM Fund (the "Mighty Mites Fund")

     o  Gabelli Westwood Realty Fund (the "Realty Fund")

     o  Gabelli Westwood Intermediate Bond Fund (the "Intermediate Bond Fund")

This Prospectus describes Class A Shares, Class B Shares and Class C Shares of the Funds. Class A Shares were formerly known as Service Class Shares, and prior to June 15, 2000 were only offered by the Equity Fund, the Balanced Fund and, until November 1994, the Intermediate Bond Fund. Each Fund is advised by Gabelli Advisers, Inc. (the "Adviser") and each Fund, other than the Mighty Mites Fund, is sub-advised by Westwood Management Corporation (the "Sub-Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

                          GABELLI WESTWOOD EQUITY FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Equity Fund seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks and securities which may be converted into common stocks. The Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, the Sub-Adviser maintains a list of securities which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser's forecast for growth rates and earning estimates exceeds Wall Street expectations, the issuer of the security has a positive earnings surprise or the Adviser's forecasted price/earnings ratio is less than the forecasted growth rate. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, the projected price/earnings ratio exceeds the three-year growth rate and/or the price of the stocks declines 15% in the first 90 days held. The Fund's risk characteristics, such as beta (a measure of volatility), are generally less than those of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"), the Fund's benchmark.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
YOU MAY WANT TO INVEST IN THE FUND IF:

     o  you are a long-term investor
     o  you seek growth of capital
     o you seek a fund with a growth orientation as part of your overall investment plan

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o  you are seeking a high level of current income
     o  you are conservative in your investment approach
     o  you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, B and C Shares prior to their issuance. Class A Shares were issued on January 28, 1994; Class B Shares were issued on March 27, 2001; and Class C Shares were issued on February 13, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years and ten years have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

        GABELLI WESTWOOD EQUITY FUND (FOR THE PERIODS ENDED DECEMBER 31)*


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                1993     17.2%
                                1994      2.3%
                                1995     36.6%
                                1996     26.2%
                                1997     29.3%
                                1998     12.8%
                                1999     14.3%
                                2000     11.7%
                                2001    -9.64%
                                2002   -18.47%

*The bar chart above shows total returns for Class AAA Shares for the periods ended 1993 and 1994 and total returns for Class A Shares for the periods ended 1995 (the first full calendar year that Class A Shares were offered) through 2002. Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 15.37% (quarter ended September 30, 1997) and the lowest return for a quarter was (18.53)% (quarter ended September 30, 2002).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 2002)    PAST ONE YEAR  PAST FIVE YEARS  PAST TEN YEARS
  ----------------------------------------     -------------  ---------------  --------------
The Gabelli Westwood Equity Fund
  Class A Shares**
     Return Before Taxes ......................  (21.74)%           0.37%           10.47%
     Return After Taxes on Distributions ......  (22.90)%          (3.25)%           5.39%
     Return After Taxes on Distributions
       and Sale of Fund Shares ................  (15.93)%          (3.49)%          (1.64)%
  Class B Shares**
     Return Before Taxes ......................  (23.11)%           1.05%           10.88%
  Class C Shares**
     Return Before Taxes ......................  (19.70)%           1.08%           10.86%
S&P 500 Index+ ................................  (22.09)%          (0.58)%           9.34%

------------------------
** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge but do not reflect the higher expenses applicable to Class B and Class C Shares for the periods prior to their introduction.
+ The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The performance of the index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                            CLASS A           CLASS B          CLASS C
                                                            SHARES            SHARES           SHARES
                                                           ---------         ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ...................     4.00%(1)          None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price)(2) ..............     None(3)           5.00%(4)          1.00%(5)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees .........................................     1.00%             1.00%             1.00%
Distribution and Service (Rule 12b-1) Expenses ..........     0.50%             1.00%             1.00%
Other Expenses ..........................................     0.21%             0.21%             0.21%
                                                              ----              ----              ----
Total Annual Operating Expenses .........................     1.71%             2.21%             2.21%
                                                              ====              ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2)  "Redemption  Price"  equals  the net  asset  value at the  time of  investment  or  redemption, whichever is lower.
(3)  If no sales  charge was paid at the time of purchase as part of an  investment  that is greater than $1,000,000,  shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 1.00%.
(4)  The Fund  imposes a sales  charge  upon  redemption  of Class B Shares if you sell your  shares within 72 months after purchase.
(5)  A maximum sales charge of 1.00% applies to redemptions of Class C Shares within 24 months after purchase.

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR       3 YEARS      5 YEARS     10 YEARS
                               ---------   ----------   ----------   -----------
Class A Shares
 - assuming redemption ......    $567         $917        $1,291       $2,339
 - assuming no redemption ...    $567         $917        $1,291       $2,339
Class B Shares
 - assuming redemption ......    $724         $991        $1,385       $2,418
 - assuming no redemption ...    $224         $691        $1,185       $2,418
Class C Shares
 - assuming redemption ......    $324         $691        $1,185       $2,544
 - assuming no redemption ...    $224         $691        $1,185       $2,544


                         GABELLI WESTWOOD BALANCED FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Fund's assets in equity securities and 30% to 70% in debt securities, and the balance of the Fund's assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser's analysis of market and economic conditions.

The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential.

The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a nationally recognized rating agency. There are no restrictions on the maximum or minimum maturity of any individual security that the Fund may invest in.

PRINCIPAL RISKS:

The Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about the above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Investing in debt securities involves interest rate risk and credit risk. When interest rates rise, the value of the portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt secu-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


rities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, investing in certain types of debt securities involves pre-payment risk. Pre-payment risk is the risk that the Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.


YOU MAY WANT TO INVEST IN THE FUND IF:

     o   you are a long-term investor
     o   you seek both growth of capital and current income
     o   you  want   participation  in  market  growth  with  some  emphasis  on preserving assets in "down" markets

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o   you seek stability of principal more than growth of capital
     o   you seek an aggressive growth strategy



--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years compare to those of a broad-based securities market index and other relevant indicies. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, B and C Shares prior to their issuance. Class A Shares were issued on April 6, 1993; Class B Shares were issued on March 27, 2001; and Class C Shares were issued on September 25, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years, and ten years have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

     GABELLI  WESTWOOD BALANCED FUND (FOR THE PERIODS ENDED DECEMBER 31)*


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                    1993  16.8%
                                    1994  -0.5%
                                    1995  30.9%
                                    1996  17.9%
                                    1997  22.2%
                                    1998  11.1%
                                    1999   7.5%
                                    2000  11.1%
                                    2001  -3.4%
                                    2002  -7.3%

 * The bar chart above shows total returns for Class AAA Shares for the period ended 1993 and total returns for Class A Shares for the periods ended 1994 (the first full calendar year that Class A Shares were offered) through 2002. Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 11.28% (quarter ended June 30, 1997) and the lowest return for a quarter was (9.27)% (quarter ended September 30, 2002).


--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

        AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 2002)    PAST ONE YEAR  PAST FIVE YEARS  PAST TEN YEARS
   ---------------------------------------     -------------  ---------------  --------------
The Gabelli Westwood Balanced Fund
  Class A Shares**
     Return Before Taxes ....................     (10.99)%         2.68%            9.51%
     Return After Taxes on Distributions ....     (12.74)%         0.51%            6.29%
     Return After Taxes on Distributions
       and Sale of Fund Shares ..............      (9.08)%        (1.93)%          (0.29)%
  Class B Shares**
     Return Before Taxes ....................     (12.21)%         3.29%            9.92%
  Class C Shares**
     Return Before Taxes ....................      (8.60)%         3.52%            9.97%
     S&P 500 Index+ .........................     (22.09)%        (0.58)%           9.34%
Lehman Brothers Government/
  Corporate Bond Index+ .....................      11.04%          7.62%            7.61%
60% S&P 500 Stock Index and
  40% Lehman Brothers
  Government/Corporate Bond Index+ ..........      (8.84)%         2.70%            8.08%

------------------------
**   Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge but do not  reflect  the higher expenses applicable to Class B and Class C Shares for the periods prior to their introduction.
+    The S&P 500 Index is a widely  recognized,  unmanaged index of common stock prices.  The Lehman
     Brothers Government/Corporate Bond Index is an unmanaged index of prices of U.S. government and corporate bonds with not less than one year to maturity.  The performance of the indices do not reflect any deduction for fees, expenses or taxes.




After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                 CLASS A           CLASS B          CLASS C
                                                                 SHARES            SHARES           SHARES
                                                                ---------         ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .......................     4.00%(1)          None              None

Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price)(2) ..................      None(3)          5.00%(4)          1.00%(5)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

Management Fees .............................................     0.75%             0.75%             0.75%
Distribution and Service (Rule 12b-1) Expenses ..............     0.50%             1.00%             1.00%
Other Expenses ..............................................     0.22%             0.22%             0.22%
                                                                  ----              ----              ----
Total Annual Operating Expenses .............................     1.47%             1.97%             1.97%
                                                                  ====              ====              ====

------------------------
(1) The sales charge declines as the amount invested increases.


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 1.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1.00% applies to redemptions of Class C Shares within 24 months after purchase.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
                               ---------  ----------  ----------   -----------
Class A Shares
 - assuming redemption ........  $544        $846       $1,171        $2,087
 - assuming no redemption .....  $544        $846       $1,171        $2,087
Class B Shares
 - assuming redemption ........  $700        $918       $1,262        $2,167
 - assuming no redemption .....  $200        $618       $1,062        $2,167
Class C Shares
 - assuming redemption ........  $300        $618       $1,062        $2,296
 - assuming no redemption .....  $200        $618       $1,062        $2,296


                      GABELLI WESTWOOD SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of common stocks of smaller companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment.

In selecting securities for the Fund, the Sub-Adviser considers companies which offer:

     o an earnings growth rate exceeding the Fund's benchmark, the Russell 2000 Index
     o  an increasing return on equity
     o  a low debt/equity ratio
     o  sequential earnings per share and sales growth
     o  a recent positive earnings surprise

Frequently smaller capitalization companies exhibit one or more of the following traits:

     o  new products or technologies
     o  new distribution methods
     o rapid changes in industry conditions due to regulatory or other developments
     o changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in new and emerging industries.

The Sub-Adviser closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

Because smaller growth companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest is gained. Smaller growth companies may also be more subject to a valuation catalyst (such as increased investor attention, takeover efforts or a change in management) than larger companies.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Investment in small capitalization stocks may be subject to more abrupt or erratic movements in price than investment in medium and large capitalization stocks. The Fund is subject to the risk that small capitalization stocks fall out of favor generally with investors. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o  you are a long-term investor
     o  you seek long-term growth of capital
     o you seek investments in small capitalization growth stocks as part of your overall investment strategy

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o  you are seeking a high level of current income
     o  you are conservative in your investment approach
     o  you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and five years compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, B and C Shares prior to their issuance. Class A and Class C Shares were issued on November 26, 2001 and Class B Shares were issued on March 27, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year and five years have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

   GABELLI WESTWOOD SMALLCAP EQUITY FUND (FOR THE PERIODS ENDED DECEMBER 31)*


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                   1998   10.6%
                                   1999   52.5%
                                   2000   -9.4%
                                   2001 -22.31%
                                   2002 -29.87%

 *The bar chart above shows total returns for Class AAA Shares for the periods ended 1998 through 2001 and total returns for Class A Shares for the period ended 2002 (the first full calandar year that Class A Shares were offered). Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 28.71% (quarter ended December 31, 1998) and the lowest return for a quarter was 23.42% (quarter ended March 31, 2001).



--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

        AVERAGE ANNUAL TOTAL RETURNS                                                                  SINCE
  (FOR THE PERIODS ENDED DECEMBER 31, 2002)                    PAST ONE YEAR   PAST FIVE YEARS   APRIL 15, 1997*
  ----------------------------------------                     -------------   ---------------   --------------
  The Gabelli Westwood SmallCap Equity Fund
  Class A Shares**
     Return Before Taxes ....................................     (32.69)%           (4.42)%             1.73%
     Return After Taxes on Distributions ....................     (34.03)%           (7.08)%            (0.86)%
  Return After Taxes on Distributions and Sale of
       Fund Shares ..........................................     (23.26)%           (7.58)%             1.74%
       Class B Shares**
     Return Before Taxes ....................................     (33.95)%           (4.19)%             2.16%
  Class C Shares**
     Return Before Taxes ....................................     (30.76)%           (3.64)%             2.51%
Russell 2000 Index+ .........................................     (20.48)%           (1.36)%             3.42%

------------------------
*    From April 15, 1997, the date that the Fund commenced investment operations.
**   Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge but do not  reflect  the higher expenses applicable to Class B and Class C Shares for the periods prior to their introduction.
+    The Russell 2000 Index is an unmanaged  index of the 2000 smallest common stocks in the Russell
     3000, which contains the 3000 largest stocks in the U.S. based on total market  capitalization.
     The performance of the index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                 CLASS A         CLASS B          CLASS C
                                                                 SHARES          SHARES           SHARES
                                                                ---------       ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .......................      4.00%(1)       None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price)(2) ..................      None(3)        5.00%(4)          1.00%(5)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees .............................................      1.00%          1.00%             1.00%
Distribution and Service (Rule 12b-1) Expenses ..............      0.50%          1.00%             1.00%
Other Expenses(6) ...........................................      0.51%          0.51%             0.51%
                                                                   ----           ----              ----
Total Annual Operating Expenses .............................      2.01%          2.51%             2.51%
Fee Waiver and Expense Reimbursement(6) .....................      0.26%          0.26%             0.26%
                                                                   ----           ----              ----
Net Annual Operating Expenses(6) ............................      1.75%          2.25%             2.25%
                                                                   ====           ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 1.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------


(5) A maximum sales charge of 1.00% applies to redemptions of Class C Shares within 24 months after purchase.
(6) The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 1.75% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.75%, 2.25% and 2.25%, respectively on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR      3 YEARS     5 YEARS   10 YEARS
                                 ---------  ----------  ---------- -----------
Class A Shares
 - assuming redemption ........     $571        $981      $1,417      $2,624
 - assuming no redemption .....     $571        $981      $1,417      $2,624
Class B Shares
 - assuming redemption ........     $728      $1,057      $1,512      $2,704
 - assuming no redemption .....     $228        $757      $1,312      $2,704
Class C Shares
 - assuming redemption ........     $328        $757      $1,312      $2,826
 - assuming no redemption .....     $228        $757      $1,312      $2,826


                       GABELLI WESTWOOD MIGHTY MITES FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $300 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies.

The Fund focuses on micro-capitalization companies which appear to be underpriced relative to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire a company.

In selecting stocks, the Adviser attempts to identify companies that:

     o   have above-average sales and earnings growth prospects
     o have improving balance sheet fundamentals given the current status of economic and business cycles
     o are undervalued and may significantly appreciate due to management changes, stock acquisitions, mergers, reorganizations, tender offers, spin-offs or other significant events
     o have new or unique products, new or expanding markets, changing competitive or regulatory climates or undervalued assets or franchises

The Adviser also considers the stocks' prices, the issuers' balance sheet characteristics and the strength of issuers' managements.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that investment in micro-capitalization stocks may be subject to more abrupt or erratic movements in price than investment in small, medium and large-capitalization stocks. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o   you are a long-term investor
     o   you seek long-term growth of capital
     o you seek an exposure to the micro-capitalization market segment despite the potential volatility of micro-capitalization stocks

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o   you are seeking a high level of current income
     o   you are conservative in your investment approach
     o   you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the past one year compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, B and C Shares prior to their issuance. Class A Shares were issued on June 15, 2000; Class B Shares were issued on June 6, 2001; and Class C Shares were issued on August 3, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for the past one year have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

     GABELLI WESTWOOD MIGHTY MITES FUND (FOR THE PERIOD ENDED DECEMBER 31)*


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                1999      36.4%
                                2000       3.5%
                                2001      6.23%
                                2002     -0.95%

*The bar chart above shows total returns for Class AAA Shares for the periods ended 1999 through 2000 and the total return for Class A Shares for the periods ended 2001 (the first full calendar year that Class A Shares were offered) through 2002. Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 17.87% (quarter ended June 30, 1999) and the lowest return for a quarter was (8.68)% (quarter ended September 30, 2002).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                               SINCE
     (FOR THE PERIODS ENDED DECEMBER 31, 2001)    PAST ONE YEAR   MAY 11, 1998*
      ---------------------------------------     -------------  -------------
The Gabelli Westwood Mighty Mites Fund
  Class A Shares **
     Return Before Taxes ......................       (4.91)%           10.39%
     Return After Taxes on Distributions ......       (5.59)%            7.62%
     Return After Taxes on Distributions
       and Sale of Fund Shares ................       (4.13)%            6.82%
  Class B Shares **
     Return Before Taxes ......................       (5.65)%           10.86%
  Class C Shares **
     Return Before Taxes ......................       (2.35)%           11.19%
Russell 2000 Index+ ...........................      (20.48)%           (3.30)%

------------------------
* From May 11, 1998, the date that the Fund commenced investment operations. ** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge but does not reflect the higher expenses applicable to Class B and Class C Shares for the periods prior to their introduction.
+ The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000, which contains the 3000 largest stocks in the U.S. based on total market capitalization. The performance of the index does not reflect any deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                          CLASS A         CLASS B          CLASS C
                                                          SHARES          SHARES           SHARES
                                                         ---------       ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ................      4.00%(1)         None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price)(2) ...........       None(3)        5.00%(4)          1.00%(5)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ......................................      1.00%           1.00%             1.00%
Distribution and Service (Rule 12b-1) Expenses .......      0.50%           1.00%             1.00%
Other Expenses(6) ....................................      0.53%           0.53%             0.53%
                                                            ----            ----              ----
Total Annual Operating Expenses ......................      2.03%           2.53%             2.53%
                                                            ----            ----              ----
Fee Waiver and Expense Reimbursement(6) ..............      0.28%           0.28%             0.28%
                                                            ----            ----              ----
Net Annual Operating Expenses(6) .....................      1.75%           2.25%             2.25%
                                                            ====            ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 1.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------


(5) A maximum sales charge of 1.00% applies to redemptions of Class C Shares within 24 months after purchase.
(6) The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 1.75% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The fee waiver and expense arragement will continue until at least September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.75%, 2.25% and 2.25%, respectively on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
                              ---------  ----------  ----------    -----------
Class A Shares
 - assuming redemption .....    $571         $985      $1,425        $2,643
 - assuming no redemption ..    $571         $985      $1,425        $2,643
Class B Shares
 - assuming redemption .....    $728       $1,061      $1,520        $2,722
 - assuming no redemption ..    $228         $761      $1,320        $2,722
Class C Shares
 - assuming redemption .....    $328         $761      $1,320        $2,845
 - assuming no redemption ..    $228         $761      $1,320        $2,845


                          GABELLI WESTWOOD REALTY FUND

INVESTMENT OBJECTIVE:

The Gabelli Westwood Realty Fund seeks to provide long-term capital appreciation as well as current income. It invests primarily in companies that are engaged in real estate.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of publicly traded real estate investment trusts ("REITs") with a market capitalization (defined as shares outstanding times current market price) of a minimum of $50 million at the time of the Fund's initial investment. A REIT is a pooled investment vehicle which invests primarily in income producing real estate or real estate loans or interests. The Fund's investments include equity REITs, mortgage REITs and hybrid REITs and other equity securities engaged in real estate.

The Sub-Adviser invests in REITs with attractive income and growth characteristics. It uses a multi-factor database model to rank various growth, value and management characteristics of a universe of REITs and then follows the ranking process with in-depth fundamental research. Securities considered for purchase have:

     o  attractive rankings based on the Sub-Adviser's database model
     o  assets in regions with favorable demographic trends
     o  assets in sectors with attractive long-term fundamentals
     o  issuers with strong management teams and/or
     o  issuers with good balance sheet fundamentals

--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------
The Sub-Adviser will consider selling a security if real estate supply/demand fundamentals become unfavorable in the issuer's sector or region, there is limited growth opportunity, the issuer is at risk of losing its competitive edge and/or the issuer is serving markets with slowing growth.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate due to general and local economic conditions, overbuilding or undersupply, changes in zoning and other laws and a number of other factors. An investor in the Fund is subject to the risk that the real estate industry will underperform other industries or the stock market generally. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o  you are a long-term investor
     o  you seek current income as well as growth of capital
     o you seek to invest in a market which does not correlate directly with other equity markets
     o you seek broad-based exposure to the real estate market without owning real estate directly

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o  you are conservative in your investment approach
     o  you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the past one year and five years compare to those of a broad-based securities market index and another relevant index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, B and C Shares prior to their issuance. Class A Shares were issued on May 9, 2001 and Class B and Class C Shares were issued on November 26, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year and five years have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

        GABELLI WESTWOOD REALTY FUND (FOR THE PERIODS ENDED DECEMBER 31)*


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                              1998     -15.2%
                              1999     -2.70%
                              2000      27.3%
                              2001     11.48%
                              2002      3.65%

*The bar chart above shows total returns for Class AAA Shares for the periods ended 1998 through 2001 and total returns for Class A Shares for the period ended 2002 (the first full calandar year that Class A Shares were offered). Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 11.13% (quarter ended June 30, 2000) and the lowest return for a quarter was (10.29)% (quarter ended September 30, 1998).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                                                           SINCE
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)         PAST ONE YEAR     PAST FIVE YEARS   SEPTEMBER 30, 1997*
      ----------------------------------------         -------------     ---------------   ------------------
The Gabelli Westwood Realty Fund
    Class A Shares**
      Return Before Taxes ..........................       (0.52)%            3.07%                3.75%
      Return After Taxes on Distributions ..........       (2.03)%            1.23%                1.73%
      Return After Taxes on Distributions
         and Sale of Fund Shares ...................       (2.98)%           (0.67)%               1.73%
         Class B Shares**
      Return Before Taxes ..........................       (0.33)%            3.61%                4.26%
         Class C Shares**
      Return Before Taxes ..........................        2.90%             3.96%                4.60%
Russell 2000 Index+ ................................      (20.48)%           (1.36)%              (1.93)%
NAREIT Composite REIT Index+ .......................        5.22%             3.04%                3.10%

------------------------
*    From September 30, 1997, the date that the Fund commenced investment operations.
**   Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge but do not  reflect  the higher expenses applicable to Class B and Class C Shares for the periods prior to their introduction.
+    The Russell 2000 Index is an unmanaged  index of the 2000 smallest common stocks in the Russell
     3000, which contains the 3000 largest stocks in the U.S. based on total market  capitalization.
     The NAREIT  Composite REIT Index is a market  capitalization  weighted  unmanaged  index of all tax-qualified  REITs listed on the New York Stock  Exchange,  American  Stock  Exchange and the
     National Association of Securities Dealers Automated Quotations, Inc. which have 75% or more of their gross  invested book assets  invested  directly or indirectly in the equity  ownership of real estate. The performance of the indices do not reflect any deduction for fees,  expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                  CLASS A          CLASS B          CLASS C
                                                                  SHARES           SHARES           SHARES
                                                                 ---------        ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ........................     4.00%(1)          None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price)(2) ...................     None(3)         5.00%(4)          1.00%(5)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):
Management Fees ..............................................     1.00%           1.00%             1.00%
Distribution and Service (Rule 12b-1) Expenses ...............     0.50%           1.00%             1.00%
Other Expenses(6) ............................................     1.36%           1.36%             1.36%
                                                                   ----            ----              ----
Total Annual Operating Expenses ..............................     2.86%           3.36%             3.36%
                                                                   ----            ----              ----
Fee Waiver and Expense Reimbursement(6) ......................     1.11%           1.11%             1.11%
                                                                   ----            ----              ----
Net Annual Operating Expenses(6) .............................     1.75%           2.25%             2.25%
                                                                   ====            ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------


     within 24 months of such purchase may be subject to a maximum deferred sales charge of 1.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1.00% applies to redemptions of Class C Shares within 24 months after purchase.
(6) The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 1.75% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.75%, 2.25% and 2.25%, respectively on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                 ---------  ----------  ----------  -----------
Class A Shares
 - assuming redemption .........   $571       $1,150      $1,754      $3,381
 - assuming no redemption ......   $571       $1,150      $1,754      $3,381
Class B Shares
 - assuming redemption .........   $728       $1,230      $1,855      $3,461
 - assuming no redemption ......   $228         $930      $1,655      $3,461
Class C Shares
 - assuming redemption .........   $328         $930      $1,655      $3,574
 - assuming no redemption ......   $228         $930      $1,655      $3,574


                     GABELLI WESTWOOD INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE:
The Gabelli Westwood Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:
Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of various types and with various maturities. The Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a nationally recognized rating agency.


Although there are no restrictions on the maximum or minimum maturity of any individual security that the Fund may invest in, generally the Fund will have a dollar weighted average maturity of three to ten years. The Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities and certain collateralized and asset-backed securities. The Fund will maintain an average rating of AA or better by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, or comparable quality.


In selecting securities for the Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Lehman Brothers Government/Corporate Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund's assets in debt securities and the remainder in cash or cash equivalents.


--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------
PRINCIPAL RISKS:
The Fund's share price will fluctuate with changes in prevailing interest rates and the market value of the Fund's portfolio securities. When interest rates rise, the value of the portfolio's securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. Investing in certain types of debt securities involves pre-payment risk. Pre-payment risk is the risk that the Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. To the extent that the Fund's portfolio is invested in cash, if interest rates decline, the Fund may lose the opportunity to benefit from a probable increase in debt securities valuations. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o you are seeking current income consistent with the maintenance of principal and liquidity
     o  you are conservative in your investment approach
     o you are seeking exposure to investment grade bonds as part of your overall investment strategy

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o  you seek growth of capital
     o  you seek stability of principal more than total return


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years compare to those of a broad-based securities market. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, B and C Shares prior to their issuance. Class A Shares were issued on July 27, 2001; Class B were issued on March 27, 2001; and Class C Shares were issued on October 22, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years, ten years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

  GABELLI WESTWOOD INTERMEDIATE BOND FUND (FOR THE PERIODS ENDED DECEMBER 31)*


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                    1993  10.5%
                                    1994  -5.6%
                                    1995  16.2%
                                    1996   3.7%
                                    1997  10.7%
                                    1998   6.6%
                                    1999  -2.4%
                                    2000  11.7%
                                    2001  7.40%
                                    2002 10.07%

*The bar chart above shows total returns for Class AAA Shares for the periods ended 1993 through 2001 and total returns for Class A Shares for the period ended 2002 (the first full calandar year that Class A Shares were offered). Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 5.63% (quarter ended September 30, 2002) and the lowest return for a quarter was (3.74)% (quarter ended March 31, 1994).



--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)    PAST ONE YEAR  PAST FIVE YEARS  PAST TEN YEARS
     -----------------------------------------    -------------  ---------------  --------------
The Gabelli Westwood Intermediate Bond
  Fund Class A Shares**
     Return Before Taxes .......................       5.70%           5.65%          6.23%
     Return After Taxes on Distributions .......       4.61%           3.92%          4.17%
     Return After Taxes on Distributions
       and Sale of Fund Shares .................       1.32%           0.55%          0.60%
  Fund Class B Shares**
     Return Before Taxes .......................       4.91%           6.01%          6.51%
       Fund Class C Shares**
     Return Before Taxes .......................       8.41%           6.31%          6.56%
Lehman Brothers Government/
   Corporate Bond Index+ .......................      11.04%           7.62%          7.61%

------------------------
**   Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge but do not  reflect  the higher expenses applicable to Class B and Class C Shares for the periods prior to their introduction.
+    The Lehman  Brothers  Government/Corporate  Bond Index is an unmanaged  index of prices of U.S.
     government and corporate bonds with not less than one year to maturity.  The performance of the index does not reflect any deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                 CLASS A         CLASS B          CLASS C
                                                                 SHARES          SHARES           SHARES
                                                                ---------       ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ......................      4.00%(1)         None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price)(2) .................      None(3)         5.00%(4)          1.00%(5)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ............................................      0.60%           0.60%             0.60%
Distribution and Service (Rule 12b-1) Expenses .............      0.35%           1.00%             1.00%
Other Expenses(6) ..........................................      0.84%           0.84%             0.84%
                                                                  ----            ----              ----
Total Annual Operating Expenses ............................      1.79%           2.44%             2.44%
                                                                  ----            ----              ----
Fee Waiver and Expense Reimbursement(6) ....................      0.69%           0.69%             0.69%
                                                                  ----            ----              ----
Net Annual Operating Expenses(6) ...........................      1.10%           1.75%             1.75%
                                                                  ====            ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 1.00%.


--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------


(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1.00% applies to redemptions of Class C Shares within 24 months after purchase.
(6) The Adviser contractually has agreed to waive its investment advisory fees and/or to reimburse the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 1.10% for Class A Shares, 1.75% for Class B Shares and 1.75% for Class C Shares. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.10%, 1.75% and 1.75%, respectively on an annualized basis.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                ---------  ----------   ----------  -----------
Class A Shares
 - assuming redemption .......    $508         $876      $1,269       $2,366
 - assuming no redemption ....    $508         $876      $1,269       $2,366
Class B Shares
 - assuming redemption .......    $678         $995      $1,438       $2,563
 - assuming no redemption ....    $178         $695      $1,238       $2,563
Class C Shares
 - assuming redemption .......    $278         $695      $1,238       $2,724
 - assuming no redemption ....    $178         $695      $1,238       $2,724


                         INVESTMENT AND RISK INFORMATION

    The non-fundamental investment policy of each of the Gabelli Westwood Equity, Gabelli Westwood SmallCap Equity, Gabelli Westwood Realty and Gabelli Westwood Intermediate Bond Funds relating to the type of securities in which 80% of the Fund's net assets must be invested (the "80% Investment Policy") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' written notice of any changes in the 80% Investment Policy.

The Funds may also use the following investment technique:

DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include U.S. Government securities, certificates of deposit, bankers acceptances, time deposits, repurchase agreements and other high quality debt instruments. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

Investing in the Funds involves the following risks:

     O FUND AND MANAGEMENT RISK. If the Fund's manager's judgment in selecting securities is wrong or if the market segment in which the Fund invests falls out of favor with investors, the Fund could underperform the stock market or its peers. The Fund could also fail to meet its investment objective. When you sell Fund shares, they may be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

     O EQUITY RISK.  EQUITY FUND,  BALANCED FUND,  SMALLCAP EQUITY FUND,  MIGHTY
       MITES FUND AND REALTY FUND -- The principal risk of investing in these Funds is equity risk. Equity risk is the risk that the prices of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

--------------------------------------------------------------------------------
                                                                              25

--------------------------------------------------------------------------------

     O SMALL- AND  MICRO-CAPITALIZATION  COMPANY RISK.  SMALLCAP EQUITY FUND AND
       MIGHTY MITES FUND -- Although small-cap and micro-capitalization companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

     O INTEREST RATE RISK,  MATURITY RISK AND CREDIT RISK. BALANCED FUND, REALTY
       FUND AND INTERMEDIATE BOND FUND -- When interest rates decline, the value of the portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

     O PRE-PAYMENT RISK. BALANCED FUND AND INTERMEDIATE BOND FUND -- A Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

     O REAL ESTATE INDUSTRY  CONCENTRATION  RISK. REALTY FUND -- The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Adverse economic, business, regulatory or political developments affecting the real estate industry could have a major effect on the value of the Fund's investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Advisers, Inc., with principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment programs under the supervision of the Trust's Board of Trustees. The Adviser is a Delaware corporation formerly known as Teton Advisers, LLC (prior to November 1997). The Adviser is a subsidiary of Gabelli Asset Management Inc., a publicly traded company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses the Adviser bears, the Adviser is contractually entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below. The table also reflects the advisory fees (after waivers) paid by the Funds for the fiscal year ended September 30, 2002.


--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------

                                                                                 ADVISORY FEE PAID FOR
                               ANNUAL ADVISORY FEE-CONTRACTUAL RATE             FISCAL YEAR ENDED 9/30/02
      FUND                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
      ------               ---------------------------------------------  -------------------------------------------
      Equity Fund                             1.00%                                      1.00%
      Balanced Fund                           0.75%                                      0.75%
      SmallCap Equity Fund*                   1.00%                                      0.79%
      Mighty Mites Fund*                      1.00%                                      0.71%
      Realty Fund*                            1.00%                                      0.00%
      Intermediate Bond Fund*                 0.60%                                      0.00%

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses at certain levels for the Funds indicated above with an asterisk. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2003.


In addition, each of the SmallCap Equity, Mighty Mites, Realty and Intermediate Bond Funds has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed the amount listed in the respective fee tables.


SUB-ADVISER. The Adviser has entered into a Sub-Advisory Agreement with Westwood Management Corporation for all Funds except the Mighty Mites Fund, with which there is not a Sub-Advisory Agreement. The Sub-Adviser has its principal offices located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201. The Adviser pays the Sub-Adviser out of its advisory fees with respect to the Funds (except the Mighty Mites Fund) a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds. The Sub-Adviser is a registered investment adviser formed in 1983. The Sub-Adviser is a wholly-owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

THE PORTFOLIO MANAGERS. Susan M. Byrne, Chairman and CEO of the Sub-Adviser since 1983, is responsible for the day-to-day management of the Equity Fund. Ms. Byrne and Mark Freeman, Director of Research and Vice President of the Sub-Adviser since 2000, are jointly responsible for the day-to-day management of the Balanced Fund. Mr. Freeman was previously an Assistant Vice President in the Fixed Income Group from 1999 through 2000. Prior to joining the Sub-Adviser, he was Assistant Vice President - Fixed Income Strategist and Senior Economist from 1994 to 1999 at First American Corp. Mr. Freeman is also responsible for the day-to-day management of the Intermediate Bond Fund. C.J. MacDonald, CFA and Vice President of the Sub-Adviser since 1994 and Thomas W. Coler, CPA, CFA and Vice President of the Sub-Adviser (from February 2003) are primarily responsible for the day-to-day management of the SmallCap Equity Fund. Mr. Coler was a Principal and Senior Equity Research Analyst at RBC Dain Rauscher Wessels from 1998-2001 and most recently was a Vice President and Co-Portfolio Manager of the Citizens SmallCap and Emerging Growth Funds. Ms. Byrne is responsible for the day-to-day management of the Realty Fund. Mario J. Gabelli, Marc J. Gabelli, Laura Linehan and Walter K. Walsh are primarily responsible for the day-to-day management of the Mighty Mites Fund. Mario J. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Asset Management Inc. and its affiliates since their organization. Marc J. Gabelli has been Managing Director and an analyst of Gabelli Funds, LLC since 1993. Laura Linehan has been Director of Research at Gabelli & Company, Inc. since May 1995. Walter K. Walsh has been Compliance Officer of Gabelli & Company, Inc. since 1994.


                                CLASSES OF SHARES

Three classes of the Funds' shares are offered in this prospectus - Class A Shares, Class B Shares and Class C Shares. The table below summarizes the differences among the classes of shares.

--------------------------------------------------------------------------------
                                                                              27

--------------------------------------------------------------------------------

     o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

     o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

     o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.

---------------------------------------------------------------------------------------------------------------------------
                                    CLASS A SHARES                    CLASS B SHARES                  CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------------
 Front-End Sales Load?       Yes. The percentage declines      No.                               No.
                             as the amount invested
                             increases.
---------------------------------------------------------------------------------------------------------------------------
 Contingent Deferred Sales   Yes, for shares redeemed          Yes, for shares redeemed within   Yes, for shares redeemed
 Charge?                     within twenty-four months after   seventy-two months after          within twenty-four months
                             purchase as part of an invest-    purchase. Declines over time.     after purchase.
                             ment greater than $1 million if
                             no front-end sales charge was
                             paid at the time of purchase.
---------------------------------------------------------------------------------------------------------------------------
 Rule 12b-1 Fee              0.50% with respect to all         1.00%                             1.00%
                             Funds except the
                             Intermediate Bond Fund.
                             0.35% with respect to
                             the Intermediate Bond
                             Fund.
---------------------------------------------------------------------------------------------------------------------------
 Convertible to Another      No.                               Yes. Automatically converts to    No.
 Class?                                                        Class A Shares approximately
                                                               ninety-six months after pur-
                                                               chase.
---------------------------------------------------------------------------------------------------------------------------
 Fund Expense Levels         Lower annual expenses than        Higher annual expenses than       Higher annual expenses
                             Class B or Class C Shares.        Class A Shares.                   than Class A Shares.
---------------------------------------------------------------------------------------------------------------------------

In selecting a class of shares in which to invest, you should consider:

     o  the length of time you plan to hold the shares

     o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if a Fund's assets increase in value and decreases if a Fund's assets decrease in value

     o whether you qualify for a reduction or waiver of the Class A sales charge

     o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase


--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            IF YOU...                           THEN YOU SHOULD CONSIDER...
--------------------------------------------------------------------------------

     o  do not qualify for a reduced or   purchasing  Class C Shares  instead
        waived front-end sales load and   of either Class A Shares or Class B
        intend to hold your  shares for   Shares
        only a few years

--------------------------------------------------------------------------------
     o  do not qualify for a reduced or   purchasing  Class B Shares  instead
        waived front-end sales load and   of either Class A Shares or Class C
        intend to hold your  shares for   Shares
        several years
--------------------------------------------------------------------------------
     o  do not qualify for a reduced or   purchasing Class A Shares
        waived front-end sales load and
        intend  to  hold  your   shares
        indefinitely.
--------------------------------------------------------------------------------

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A shares at the time of purchase in accordance with the following schedule:

                                                    SALES CHARGE            SALES CHARGE           REALLOWANCE
                                                     AS % OF THE               AS % OF                 TO
AMOUNT OF INVESTMENT                               OFFERING PRICE*         AMOUNT INVESTED       BROKER-DEALERS
-----------------------------                   --------------------   ----------------------- ------------------
Under $100,000 .................................          4.00%                    4.20%                 3.50%
$100,000 but under $250,000 ....................          3.00%                    3.10%                 2.50%
$250,000 but under $500,000 ....................          2.00%                    2.00%                 1.75%
$500,000 but under $1 million ..................          1.00%                    1.00%                 0.75%
$1 million or more .............................          none                     none                  0.50%

------------------------
*   Includes front-end sales load

SALES CHARGE REDUCTIONS AND WAIVERS - CLASS A SHARES. -- Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

1. VOLUME DISCOUNTS. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in a Fund and other funds advised by the Adviser or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of a Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.00%, rather than the 4.00% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.

2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of a Fund and submit a Letter of Intent to Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of each Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 30 days of the redemption; (3) tax-exempt organizations enumerated in
Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940, as amended, which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.


Investors who qualify under any of the categories described above should contact their brokerage firm.

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

     o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase

     o  Class B Shares within approximately seventy-two months of buying them

     o  Class C Shares within approximately twenty-four months of buying them

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                              CLASS B SHARES
                  YEARS SINCE PURCHASE                             CDSC
                  --------------------                      --------------------
                  First                                            5.00%
                  Second                                           4.00%
                  Third                                            3.00%
                  Fourth                                           3.00%
                  Fifth                                            2.00%
                  Sixth                                            1.00%
                  Seventh and thereafter                           0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of a Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you

--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------

redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

     o redemptions and distributions from retirement plans made after the death or disability of a shareholder

     o minimum required distributions made from an IRA or other retirement plan account after you reach age 591/2

     o involuntary redemptions made by the Funds

     o a distribution from a tax-deferred retirement plan after your retirement

     o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE - CLASS B SHARES:

     o Class B Shares automatically convert to Class A Shares of a Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

     o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Board of Trustees may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

RULE 12B-1 PLAN. Each Fund has adopted a plan under Rule 12b-1 (the "Plan") for each of its classes of Shares. Under the Plan, each Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                     CLASS A           CLASS B       CLASS C
                                 -----------------     ---------    ---------
Service Fees                           None              0.25%        0.25%
Distribution Fees                  0.50%/0.35%*          0.75%        0.75%

------------------------
*   Intermediate Bond Fund only

--------------------------------------------------------------------------------
                                                                              31

--------------------------------------------------------------------------------

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES


You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into selling agreements with the Funds' Distributor.


The broker-dealer, bank or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers, banks or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Funds.


BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 1-800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.


           BY MAIL                               BY PERSONAL DELIVERY
           --------                              ---------------------
           THE GABELLI FUNDS                     THE GABELLI FUNDS
           P.O. BOX 8308                         C/O BFDS
           BOSTON, MA  02266-8308                66 BROOKS DRIVE
                                                 BRAINTREE, MA  02184


BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                  RE: THE GABELLI WESTWOOD ______________ FUND
                          ACCOUNT # __________________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail". Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Funds sell shares at the net asset value next determined after the Funds receive your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares as described under "Classes of Shares-Sales Charge-Class A Shares." See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.


--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA and "Coverdell" Education Savings plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACHpurchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirement. The Funds also offer another class of shares under different selling and shareholder servicing arrangements pursuant to a separate prospectus. Except for differences attributable to these arrangements, the shares of all classes are substantially the same.


                              REDEMPTION OF SHARES


You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the Securities and Exchange ("SEC") Commission orders the Funds to suspend redemptions.


The Funds redeem shares at the net asset value next determined after the Funds receive your redemption request, in proper form, subject in some cases to a CDSC, as described under "Classes of Shares -- Contingent Deferred Sales Charges". See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after State Street receives the request. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.

In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. If there is more than one owner of shares, each owner must sign. A signature guar-

--------------------------------------------------------------------------------
                                                                              33

--------------------------------------------------------------------------------

antee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.


REINSTATEMENT PRIVILEGE. A shareholder in any Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 45 days of the original redemption. A redemption is a taxable transaction and gain or loss may be recognized for Federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement except through an adjustment in the tax basis of the shares so acquired. See "Tax Information" for an explanation of circumstances in which sales loads paid to acquire shares of the Funds may be taken into account in determining gain or loss on the disposition of those shares.

REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While a Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

REDEMPTION IN KIND. The Funds reserve the right to make a redemption in kind - payment in portfolio securities rather than cash - for certain large redemption amounts. Payments would be made in portfolio securities, only in the rare instance that the Trust's Board of Trustees believes that it would be in the Funds' best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES

You can exchange shares of each Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund.

In effecting an exchange:

     o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

     o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------

     o  you may realize a taxable gain or loss.


     o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) to obtain the prospectus.


     o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.


     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


                             PRICING OF FUND SHARES


The net asset value per share is calculated separately for each class of shares of each Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class of each Fund is computed by dividing the value of the Fund's net assets (i.e. the value of the securities and other assets less the liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The Funds use market quotations in valuing portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Trustees of the Trust believe represents fair value. The price of Fund shares for the purposes of purchase and redemption orders will be based upon the next calculation of net asset value per share after the purchase or redemption order is received in proper form by the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income will be paid annually by the Equity Fund, the SmallCap Equity Fund and the Mighty Mites Fund and quarterly by the Balanced Fund and the Realty Fund. The Intermediate Bond Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net realized capital gains. Dividends and distributions may differ for different classes of shares. Dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Funds, unless you instruct the Funds to pay all dividends and distributions in cash. If you elect cash distributions, you must instruct the Funds either to

--------------------------------------------------------------------------------
                                                                              35

--------------------------------------------------------------------------------


credit the amounts to your brokerage account or to pay the amounts to you by check. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of shares.


                                 TAX INFORMATION


The Funds expect that distributions will consist primarily of net investment income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Funds hold the assets giving rise to such gains. Dividends out of net investment income and distributions of net short-term capital gains (I.E., gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares, generally will be subject to federal, state or local taxes.

You will recognize a taxable gain or loss upon the sale, exchange or redemption of shares in the Fund equal to the difference between the amount realized and your adjusted tax basis on the shares sold, exchanged or redeemed. However, if you receive a capital gain dividend and sell shares after holding them for six months or less, then any loss realized on the sale will be treated as a long-term capital loss to the extent of such capital gain dividend. A redemption of Fund shares or an exchange of a Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. The Fund is required, subject to certain exemptions, to withhold at a rate of 30% from dividends paid or credited to shareholders and from the proceeds from the redemption of Fund shares if a correct taxpayer identification number, certified when required, is not on file with the Fund, or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to these backup withholding rates. Corporate shareholders are not subject to this requirement. In addition, foreign shareholders may be subject to federal withholding tax on dividends out of net investment income.


If the Fund invests in securities of foreign issuers, it may be subject to withholding and other similar income taxes imposed by a foreign country.

State and local taxes may be different from the federal consequences described above.

Please consult the Statement of Additional Information for further discussion of federal income tax considerations.

This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.


                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The financial highlights table for each Fund is intended to help you understand the Fund's financial performance for the past five years or the life of the Fund. The total returns in the tables represent the rates that an investor would have earned or lost on an investment in each Fund's designated class of shares. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements and related notes, is included in the annual report, which is available upon request.

                          GABELLI WESTWOOD EQUITY FUND

Selected data for a share of beneficial interest outstanding throughout each period:


                                    OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                           -----------------------------------------   ----------------------------------------
                                              NET
                                            REALIZED
               NET ASSET      NET             AND           TOTAL                      NET
                VALUE,     INVESTMENT   UNREALIZED GAIN     FROM          NET       REALIZED
PERIOD ENDED   BEGINNING     INCOME        (LOSS) ON      IVESTMENT   INVESTMENT     GAIN ON         TOTAL
SEPTEMBER 30   OF PERIOD    (LOSS)(C)      INVESTMENTS    OPERATIONS    INCOME     INVESTMENTS    DISTRIBUTIONS
------------  ----------   ----------      -----------    ----------    ------     -----------    -------------
CLASS A
2002           $ 8.29       $ 0.05         $  (1.32)      $  (1.27)    $(0.03)          --           $(0.03)
2001            11.10         0.02            (1.52)         (1.50)        --       $(1.31)           (1.31)
2000            10.46        (0.03)            1.85           1.82         --        (1.18)           (1.18)
1999             8.97         0.02             1.73           1.75      (0.03)       (0.23)           (0.26)
1998             9.57         0.08            (0.25)         (0.17)     (0.06)       (0.37)           (0.43)

CLASS B
2002           $ 8.29       $ 0.02         $  (1.32)      $  (1.30)    $(0.02)          --           $(0.02)
2001 (d)         9.65        (0.01)           (1.35)         (1.36)        --           --               --

CLASS C
2002           $ 8.28       $ 0.01         $  (1.31)      $  (1.30)        --           --               --
2001 (e)        10.25        (0.01)           (1.96)         (1.97)        --           --               --







                                                    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                         -------------------------------------------------------------------------
                                                           NET
                    NET                   NET ASSETS,   INVESTMENT      EXPENSES          EXPENSES
                ASSET VALUE,               END OF     INCOME/(LOSS)      NET OF            BEFORE         PORTFOLIO
PERIOD ENDED      END OF        TOTAL      PERIOD      TO AVERAGE       WAIVERS/          WAIVERS/         TURNOVER
SEPTEMBER 30      PERIOD       RETURN+   (IN 000'S)     NET ASSETS   REIMBURSEMENTS(A) REIMBURSEMENTS(B)    RATE
--------------  ------------  ---------  ----------   ------------- -----------------  ----------------   --------
CLASS A
2002              $ 6.99        (15.4)%    $ 1,808          0.59%        1.71%              1.71%            84%
2001                8.29        (15.1)       2,096          0.20         1.68               1.68             87
2000               11.10         19.0        2,133         (0.25)        1.73               1.73             91
1999               10.46         19.5        2,222          0.13         1.74               1.74             67
1998                8.97         (1.8)       2,468          0.46         1.72               1.72             77

CLASS B
2002              $ 6.97        (15.7)%    $    53          0.09%        2.21%              2.21%            84%
2001 (d)            8.29        (14.1)          27         (0.30)(f)     2.18(f)            2.18(f)          87

CLASS C
2002              $ 6.98        (15.7)%    $    33          0.09%        2.21%              2.21%            84%
2001 (e)            8.28        (19.2)           4         (0.30)(f)     2.18(f)            2.18(f)          87

--------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends.
     Total return for the period of less than one year is not annualized.
(a)  The ratios do not include a reduction of expenses for  custodian  fee credits on cash  balances maintained with the custodian.  Including such custodian fee credits,  the expense ratios would be 1.68%  (Class A) and 2.18% (Class B and Class C) for the period  ended  September  30, 2002,
     1.67%  (Class A) and 2.17%  (Class B and Class C) for  2001,  1.72%  (Class A) for 2000,  1.69%
     (Class A) for 1999 and 1.70% (Class A) for 1998.
(b)  During the  period,  certain  fees were  voluntarily  reduced  and/or  reimbursed.  If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Per share amounts have been calculated using the monthly average shares  outstanding method for fiscal 2000, 2001 and 2002.
(d)  From March 27, 2001 through  September 30, 2001,  the period  through which Class B Shares were continuously outstanding.
(e)  From February 13, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(f)  Annualized.


--------------------------------------------------------------------------------
                                                                              37

--------------------------------------------------------------------------------
                         GABELLI WESTWOOD BALANCED FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                    OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                           -----------------------------------------   ----------------------------------------
                                              NET
                                            REALIZED
               NET ASSET                      AND           TOTAL                     NET
                VALUE,         NET       UNREALIZED GAIN     FROM        NET        REALIZED
PERIOD ENDED   BEGINNING   INVESTMENT      (LOSS) ON      IVESTMENT   INVESTMENT     GAIN ON         TOTAL
SEPTEMBER 30   OF PERIOD    INCOME(D)      INVESTMENTS    OPERATIONS    INCOME     INVESTMENTS    DISTRIBUTIONS
------------  ----------   ----------      -----------    ----------    ------     -----------    -------------
CLASS A
2002             $10.37     $ 0.21         $  (0.75)      $  (0.54)    $(0.21)         --(c)          $(0.21)
2001              12.36       0.23            (0.89)         (0.66)     (0.23)     $(1.10)             (1.33)
2000              11.95       0.24             1.22           1.46      (0.24)      (0.81)             (1.05)
1999              10.96       0.22             1.11           1.33      (0.22)      (0.12)             (0.34)
1998              11.46       0.26             0.02           0.28      (0.22)      (0.56)             (0.78)

CLASS B
2002             $10.40     $ 0.17         $  (0.77)      $  (0.60)    $(0.17)         --(c)          $(0.17)
2001 (e)          11.35       0.08            (0.95)         (0.87)     (0.08)         --              (0.08)

CLASS C
2002             $10.40     $ 0.19         $  (0.79)      $  (0.60)    $(0.18)         --(c)          $(0.18)
2001 (f)          10.17       0.00(c)         (0.29)         (0.29)        --          --                 --




                                                    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                         -------------------------------------------------------------------------
                                                           NET
                    NET                   NET ASSETS,   INVESTMENT      EXPENSES          EXPENSES
                ASSET VALUE,               END OF     INCOME/(LOSS)      NET OF            BEFORE         PORTFOLIO
PERIOD ENDED      END OF        TOTAL      PERIOD      TO AVERAGE       WAIVERS/          WAIVERS/         TURNOVER
SEPTEMBER 30      PERIOD       RETURN+   (IN 000'S)     NET ASSETS   REIMBURSEMENTS(A) REIMBURSEMENTS(B)    RATE
--------------  ------------  ---------  ----------   ------------- -----------------  ----------------   --------
CLASS A
2002               $ 9.62        (5.4)%    $ 5,761        2.00%          1.47%              1.47%            78%
2001                10.37        (6.0)       6,472        1.98           1.42               1.42             81
2000                12.36        13.1        7,720        1.96           1.44               1.44             65
1999                11.95        12.2        9,374        1.81           1.45               1.45             86
1998                10.96         2.6       14,585        2.16           1.45               1.45             77

CLASS B
2002               $ 9.63        (5.9)%     $  113        1.50%          1.97%              1.97%            78%
2001 (e)            10.40        (7.7)           2        1.48(g)        1.92(g)            1.92(g)          81

CLASS C
2002               $ 9.62        (5.9)%     $  284        1.50%          1.97%              1.97%            78%
2001 (f)            10.40         2.3            7        1.48(g)        1.92(g)            1.92(g)          81

--------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends.
     Total return for the period of less than one year is not annualized.
(a)  The ratios do not include a reduction of expenses for  custodian  fee credits on cash  balances maintained with the custodian.  Including such custodian fee credits,  the expense ratios would be 1.42%  (Class A) and 1.92% (Class B and Class C) for the period  ended  September  30, 2002,
     1.40%  (Class A) and 1.90%  (Class B and Class C) for  2001,  1.42%  (Class A) for 2000,  1.40%
     (Class A) for 1999 and 1.42% (Class A) for 1998.
(b)  During the  period,  certain  fees were  voluntarily  reduced  and/or  reimbursed.  If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Amount represents less than $.005 per share.
(d)  Per share amounts have been calculated using the monthly average shares  outstanding method for fiscal 2000, 2001 and 2002.
(e)  From March 27, 2001 through  September 30, 2001,  the period  through which Class B Shares were continuously outstanding.
(f)  From  September 25, 2001 through  September 30, 2001,  the period  through which Class C Shares were continuously outstanding.
(g)  Annualized.


--------------------------------------------------------------------------------
38

--------------------------------------------------------------------------------

                      GABELLI WESTWOOD SMALLCAP EQUITY FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                               OPERATING PERFORMANCE                                      DISTRIBUTIONS TO SHAREHOLDERS
                -------------------------------------------------------   ------------------------------------------------------
                                               NET
                                             REALIZED                                                            IN EXCESS
                NET ASSET        NET            AND           TOTAL                   IN EXCESS       NET          OF NET
                  VALUE,      INVESTMENT  UNREALIZED GAIN     FROM           NET         NET        REALIZED      REALIZED
PERIOD ENDED    BEGINNING       INCOME       (LOSS)ON       INVESTMENT    INVESTMENT  INVESTMENT    GAIN  ON      GAIN  ON
SEPTEMBER 30    OF PERIOD     (LOSS)(C)     INVESTMENTS     OPERATIONS      INCOME      INCOME     INVESTMENTS   INVESTMENTS
--------------  ----------   ----------  ----------------  ------------   ----------  ----------   -----------   -----------
CLASS A
2002 (e)         $  9.91       $(0.09)        $(2.31)         $(2.40)        --            --          --            --

CLASS B
2002             $  8.83       $(0.16)        $(1.26)         $(1.42)        --            --          --            --
2001 (d)           10.41        (0.10)         (1.48)          (1.58)        --            --          --            --

CLASS C
2002 (e)         $  9.91       $(0.11)        $(2.33)         $(2.44)        --            --          --            --






                DISTRIBUTIONS
                    TO
                SHAREHOLDERS                                                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
               --------------                                    -------------------------------------------------------------------
                                                                                   NET
                                   NET                           NET ASSETS,    INVESTMENT        EXPENSES           EXPENSES
                                ASSET VALUE,                       END OF      INCOME/(LOSS)        NET OF             BEFORE
PERIOD END         TOTAL          END OF            TOTAL          PERIOD       TO AVERAGE         WAIVERS/           WAIVERS/
SEPTEMBER 30    DISTRIBUTIONS     PERIOD           RETURN+       (IN 000'S)      NET ASSETS     REIMBURSEMENTS(A)  REIMBURSEMENTS(B)
--------------  -------------   ------------    --------------   ----------    -------------   -----------------   ----------------
CLASS A
2002 (e)           --              $ 7.51         (24.2)%        $   71          (1.23)%(f)          1.80%(f)           2.01%(f)

CLASS B
2002               --              $ 7.41         (16.1)%        $   31          (1.73)%             2.30%              2.51%
2001 (d)           --                8.83         (15.2)             31          (2.02)(f)           2.34(f)            2.49(f)

CLASS C
2002 (e)           --              $ 7.47         (24.6)%            --          (1.73)%(f)          2.30%(f)           2.51(f)




               RATIOS
           TO AVERAGE NET
               ASSETS AND
            SUPPLEMENTAL DATA
            ----------------
               PORTFOLIO
PERIOD END      TURNOVER
SEPTEMBER 30     RATE
-------------- --------
CLASS A
2002 (e)        202%

CLASS B
2002            202%
2001 (d)        184

CLASS C
2002 (e)        202%
--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the SmallCap Equity Fund Class A, SmallCap Equity Fund Class B, and SmallCap Equity Fund Class C would be 1.75%, 2.25% and 2.25%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Per share amounts have been calculated using the monthly average shares method for fiscal 2001 and 2002.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) From November 26, 2001 to September 30, 2002, the period through which Class A Shares and Class
     C Shares were continuously outstanding.
(f)  Annualized.

--------------------------------------------------------------------------------
                                                                              39

--------------------------------------------------------------------------------
                       GABELLI WESTWOOD MIGHTY MITES FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                    OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                           -----------------------------------------   ----------------------------------------
                                              NET
                                            REALIZED
               NET ASSET      NET             AND           TOTAL                      NET
                VALUE,     INVESTMENT   UNREALIZED GAIN     FROM          NET       REALIZED
PERIOD ENDED   BEGINNING     INCOME        (LOSS) ON      IVESTMENT   INVESTMENT     GAIN ON         TOTAL
SEPTEMBER 30   OF PERIOD    (LOSS)(F)      INVESTMENTS    OPERATIONS    INCOME     INVESTMENTS    DISTRIBUTIONS
------------  ----------   ----------      -----------    ----------    ------     -----------    -------------
CLASS A
2002 (i)        $10.97       $(0.01)        $ 0.40          $ 0.39          --          --               --
2001             14.00         0.09          (0.59)          (0.50)     $(0.07)     $(2.46)          $(2.53)
2000 (d)         13.48         0.00(e)        0.52            0.52          --          --               --

CLASS B
2002            $10.96       $(0.02)        $ 0.34          $ 0.32      $(0.04)         --           $(0.04)
2001 (g)         11.92         0.00(e)       (0.96)          (0.96)         --          --               --

CLASS C
2002            $10.98       $(0.06)        $ 0.37          $ 0.31      $(0.10)         --           $(0.10)
2001 (h)         12.25         0.00(e)       (1.27)          (1.27)         --          --               --





                                                    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                         -------------------------------------------------------------------------
                                                           NET
                    NET                   NET ASSETS,   INVESTMENT      EXPENSES          EXPENSES
                ASSET VALUE,               END OF     INCOME/(LOSS)      NET OF            BEFORE         PORTFOLIO
PERIOD ENDED      END OF        TOTAL      PERIOD      TO AVERAGE       WAIVERS/          WAIVERS/         TURNOVER
SEPTEMBER 30      PERIOD       RETURN+   (IN 000'S)   NET ASSETS(B) REIMBURSEMENTS(A) REIMBURSEMENTS(B)    RATE
--------------  ------------  ---------  ----------   ------------- -----------------  ----------------   --------
CLASS A
2002 (i)          $11.36        3.6%       $    1          0.02%          1.75%              2.03%            18%
2001               10.97       (3.1)           47          0.73           1.77               2.45             66
2000 (d)           14.00        3.9            49          0.13(c)        1.75(c)            2.26(c)          66

CLASS B
2002              $11.24        2.9%       $    4         (0.48)%         2.25%              2.53%            18%
2001 (g)           10.96       (8.1)            4          0.23(c)        2.27(c)            2.95(c)          66

CLASS C
2002              $11.19        2.8%       $   59         (0.48)%         2.25%              2.53%            18%
2001 (h)           10.98      (10.4)           19          0.23(c)        2.27(c)            2.95(c)          66

--------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends.
     Total return for the period of less than one year is not annualized.
(a)  The ratios do not include a reduction of expenses for  custodian  fee credits on cash  balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the
     Mighty  Mites Fund Class A, Mighty  Mites Fund Class B, and Mighty  Mites Fund Class C would be
     1.75%, 2.25%, and 2.25%, respectively, for each period.
(b)  During the  period,  certain  fees were  voluntarily  reduced  and/or  reimbursed.  If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Annualized.
(d)  Period from June 15, 2000 (offering date of Class A) to September 30, 2000.
(e)  Amount represents less than $0.005 per share.
(f)  Per share amounts have been calculated using the monthly average shares  outstanding method for fiscal 2000, 2001 and 2002.
(g)  From June 6, 2001 through  September  30, 2001,  the period  through  which Class B Shares were continuously outstanding.
(h)  From August 3, 2001 through  September 30, 2001,  the period  through which Class C Shares were continuously outstanding.
(i)  From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously  outstanding.  From October 1, 2001 through  November 25, 2001,  no Class A Shares were outstanding.


--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------

                          GABELLI WESTWOOD REALITY FUND


Selected data for a share of Selected data for a share of beneficial interest outstanding throughout each period:

                               OPERATING PERFORMANCE                                      DISTRIBUTIONS TO SHAREHOLDERS
                -------------------------------------------------------   ------------------------------------------------------
                                               NET
                                              REALIZED                                              IN EXCESS
                NET ASSET                       AND           TOTAL                      NET          OF NET
                  VALUE,         NET      UNREALIZED GAIN     FROM           NET       REALIZED      REALIZED
PERIOD ENDED    BEGINNING    INVESTMENT     (LOSS)ON       INVESTMENT    INVESTMENT   GAIN  ON      GAIN  ON         TOTAL
SEPTEMBER 30    OF PERIOD     INCOME(F)     INVESTMENTS     OPERATIONS      INCOME    INVESTMENTS   INVESTMENTS   DISTRIBUTIONS
--------------  ----------   ----------  ----------------  ------------   ----------  -----------   -----------   -------------
CLASS A
2002             $  9.76       $0.41         $ 0.30           $ 0.71       $(0.43)       --            --           $(0.43)
2001 (d)            9.24        0.02           0.70             0.72        (0.20)       --            --            (0.20)

CLASS B
2002 (e)         $  9.90       $0.36         $ 0.22           $ 0.58       $(0.41)       --            --           $(0.41)

CLASS C
2002 (e)         $  9.90       $0.09         $ 0.49           $ 0.58       $(0.22)       --            --           $(0.22)





                                                    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                         -------------------------------------------------------------------------
                                                          NET
                    NET                   NET ASSETS,   INVESTMENT      EXPENSES          EXPENSES
                ASSET VALUE,               END OF     INCOME/(LOSS)      NET OF            BEFORE         PORTFOLIO
PERIOD ENDED      END OF        TOTAL      PERIOD      TO AVERAGE       WAIVERS/          WAIVERS/         TURNOVER
SEPTEMBER 30      PERIOD       RETURN+   (IN 000'S)   NET ASSETS(B) REIMBURSEMENTS(A) REIMBURSEMENTS(B)    RATE
--------------  ------------  ---------  ----------   ------------- -----------------  ----------------   --------
CLASS A
2002              $10.04         7.2%       $   3          4.17%          1.84%              2.86%            47%
2001 (d)            9.76         7.8            3          4.02(c)        1.90(c)            4.77(c)          64

CLASS B
2002 (e)          $10.07         5.8%       $  10          3.67%(c)       2.34%(c)           3.36%(c)         47%

CLASS C
2002 (e)          $10.26         5.8%       $ 0.1          3.67%(c)       2.34%(c)           3.36%(c)         47%

--------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends.
     Total return for the period of less than one year is not annualized.
(a)  The ratios do not include a reduction of expenses for  custodian  fee credits on cash  balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the
     Realty  Fund Class A,  Realty  Fund Class B and Realty  Fund Class C would be 1.75%,  2.25% and
     2.25%, respectively, for each period.
(b)  During the  period,  certain  fees were  voluntarily  reduced  and/or  reimbursed.  If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Annualized.
(d)  From May 9, 2001 through  September  30,  2001,  the period  through  which Class A Shares were continuously  outstanding.
(e)  From November 26, 2001 through September 30, 2002, the period through which
     Class B and C Shares were continuously outstanding.
(f)  Per share amounts have been calculated using the monthly average shares  outstanding method for fiscal 2001 and 2002.


--------------------------------------------------------------------------------
                                                                              41

--------------------------------------------------------------------------------
                     GABELLI WESTWOOD INTERMEDIATE BOND FUND


Selected data for a share of beneficial interest outstanding throughout each period:

                                    OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                           -----------------------------------------   ----------------------------------------
                                              NET
                                            REALIZED
               NET ASSET       NET            AND           TOTAL                     NET
                VALUE,      INVESTMENT  UNREALIZED GAIN     FROM        NET        REALIZED
PERIOD ENDED   BEGINNING     INCOME        (LOSS) ON      IVESTMENT   INVESTMENT     GAIN ON         TOTAL
SEPTEMBER 30   OF PERIOD     LOSS(C)      INVESTMENTS    OPERATIONS    INCOME     INVESTMENTS    DISTRIBUTIONS
------------  ----------   ----------      -----------   ----------    ------     -----------    -------------
CLASS A
2002             $10.82       $ 0.44        $  0.48       $  0.92      $(0.44)         --          $(0.44)
2001 (e)          10.55         0.09           0.27          0.36       (0.09)         --           (0.09)

CLASS B
2002             $10.82       $ 0.37        $  0.47       $  0.84      $(0.37)         --          $(0.37)
2001 (d)          10.53         0.22           0.29          0.51       (0.22)         --           (0.22)

CLASS C (g)
2002 (h)         $10.84       $ 0.35        $  0.45       $  0.80      $(0.35)         --          $(0.35)





                                                    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                         -------------------------------------------------------------------------
                                                          NET
                    NET                   NET ASSETS,   INVESTMENT      EXPENSES          EXPENSES
                ASSET VALUE,               END OF     INCOME/(LOSS)      NET OF            BEFORE        PORTFOLIO
PERIOD ENDED      END OF        TOTAL      PERIOD      TO AVERAGE       WAIVERS/          WAIVERS/        TURNOVER
SEPTEMBER 30      PERIOD       RETURN+   (IN 000'S)     NET ASSETS  REIMBURSEMENTS(A) REIMBURSEMENTS(B)     RATE
--------------  ------------  ---------  ----------   ------------- -----------------  ----------------   --------
CLASS A
2002               $11.30       8.8%        $   56         3.96%         1.15%              1.79%            46%
2001 (e)            10.82       3.4             93         4.80(f)       1.17(f)            2.12(f)          77

CLASS B
2002               $11.29       8.0%        $  229         3.31%         1.80%              2.44%            46%
2001 (d)            10.82       4.9             23         4.15(f)       1.82(f)            2.77(f)          77

CLASS C (g)
2002 (h)           $11.29       7.6%        $   50         3.31%(f)      1.80%(f)           2.44%(f)         46%

--------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends.
     Total return for the period of less than one year is not annualized.
(a)  The ratios do not include a reduction of expenses for  custodian  fee credits on cash  balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the
     Intermediate Bond Fund Class A, Intermediate Bond Fund Class B and Intermediate Bond Fund Class
     C, would be 1.10%, 1.75% and 1.75%, respectively, for each period.
(b)  During the  period,  certain  fees were  voluntarily  reduced  and/or  reimbursed.  If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Per share amounts have been calculated  using the monthly average shares method for fiscal 2001 and 2002.
(d)  From March 27, 2001 through  September 30, 2001,  the period  through which Class B Shares were continuously outstanding.
(e)  From July 27, 2001 through  September  30, 2001,  the period  through which Class A Shares were continuously outstanding.
(f)  Annualized.
(g)  Class C Shares were  outstanding for the periods  December 15, 2000 through  December 18, 2000,
     March 21, 2001  through  March 26,  2001 and July 18, 2001  through  July 24,  2001.  Financial
     Highlights are not presented for Class C Shares as the  information for the fiscal year 2001 is not considered meaningful.
(h)  From  October 22, 2001 to  September  30, 2002,  the period  through  which Class C Shares were continuously outstanding.


--------------------------------------------------------------------------------
42

--------------------------------------------------------------------------------
                       GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information to perform their jobs or provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.


--------------------------------------------------------------------------------
                                                                              43

--------------------------------------------------------------------------------

                           THE GABELLI WESTWOOD FUNDS

                          GABELLI WESTWOOD EQUITY FUND
                         GABELLI WESTWOOD BALANCED FUND
                      GABELLI WESTWOOD SMALLCAPEQUITY FUND
                      GABELLI WESTWOOD MIGHTY MITESSM FUND
                          GABELLI WESTWOOD REALTY FUND
                     GABELLI WESTWOOD INTERMEDIATE BOND FUND

                              CLASS A, B, C SHARES

================================================================================
FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Funds' semi-annual and audited annual reports to shareholders contain additional information on each of the Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investments policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
         You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
            information and discuss your questions about the Funds by
                                   contacting:


                           The Gabelli Westwood Funds
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)


                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Funds' Prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     o For a fee, by electronic request at publicinfo@sec.gov , by writing the Public Reference Section, of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

     o  Free from the EDGAR database on the Commission's Website at www.sec.gov.


(Investment Company Act File Number: 811-04719)
--------------------------------------------------------------------------------